MAS VALUE PORTFOLIO
                     LPT VARIABLE INSURANCE SERIES TRUST
                          1755 CREEKSIDE OAKS DRIVE
                        SACRAMENTO, CALIFORNIA  95833

                                CLASS A SHARES

LPT Variable Insurance Series Trust (the "Trust") is an open-end, series management investment company which currently offers shares of beneficial interest of eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE MAS VALUE PORTFOLIO ONLY. This Portfolio is currently available to the public only through variable annuity contracts ("VA Contracts") issued by London Pacific Life and Annuity Company ("Life Company").

Please read this Prospectus before investing in the MAS Value Portfolio and keep it for future reference. The Prospectus contains information about the MAS Value Portfolio that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") dated February 9, 1996 is available without charge upon request and may be obtained by calling the Life Company at (800) 852-3152 or by writing to the Life Company's Annuity Service Center, P.O. Box 29564, Raleigh, North Carolina 27626. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PURCHASER OF A VA CONTRACT SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR HIS OR HER VA CONTRACT.

                    PROSPECTUS DATED February 9, 1996


                              TABLE OF CONTENTS
                                                                          PAGE

INVESTMENT OBJECTIVE AND POLICIES
MAS Value Portfolio

GENERAL PORTFOLIO INFORMATION

PROSPECTUS GLOSSARY

CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS
Strategies
Investments

MANAGEMENT OF THE TRUST
Investment Adviser
Advisory Fee Waiver
Expense Reimbursement
Organizational Expenses of the Trust
Sub-Adviser
Sub-Advisory Fees

SALES AND REDEMPTIONS

NET ASSET VALUE

PERFORMANCE INFORMATION

TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

ADDITIONAL INFORMATION



                      INVESTMENT OBJECTIVE AND POLICIES

Each Portfolio of the Trust has a different investment objective or objectives which it pursues through separate investment policies. The investment objective of the MAS Value Portfolio is not fundamental and may be changed without the approval of a majority of the outstanding shares of the Portfolio. All other investment policies or limitations, unless otherwise specifically stated, are non-fundamental and may be changed by the Trustees of the Trust without a vote of the shareholders. There is no assurance that the Portfolio will achieve its objective. A complete list of investment restrictions, including those restrictions which cannot be changed without shareholder approval, is contained in the SAI. United States Treasury Regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance contracts generally require that such portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. The Portfolio intends to comply with the requirements of these Regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability or change the investment policies of one or more Portfolios or to take steps to liquidate one or more Portfolios. The Trust will not change any fundamental investment policy of a Portfolio without a vote of shareholders of that Portfolio.

Except as otherwise noted herein, if the securities rating of a debt security held by the Portfolio declines below the minimum rating for securities in which the Portfolio may invest, the Portfolio will not be required to dispose of the security, but the Portfolio's Sub-Adviser will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

In implementing its investment objective and policies, the Portfolio uses a variety of instruments, strategies and techniques which are described in more detail in the SAI. With respect to the Portfolio's investment policies, use of the term "primarily" means that under normal circumstances, at least 65% of such Portfolio's assets will be invested as indicated. A description of the ratings systems used by the following nationally recognized statistical rating organizations ("NRSROs") is contained in the SAI: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), Thomson Bankwatch, Inc., IBCA Limited and IBCA Inc. New instruments, strategies and techniques, however, are evolving continually and the Portfolio reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented.

MAS VALUE PORTFOLIO

Objective:

To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks with equity capitalizations usually greater than $300 million which are deemed by the Sub-Adviser to be relatively undervalued, based on various measures such as price/earnings ratios and price/book ratios. While capital return will be emphasized somewhat more than income return, the Portfolio's total return will consist of both capital and income returns. It is expected that income return will be higher than that of a general common stock fund because stocks which are deemed to undervalued in the marketplace have, under most market conditions, provided higher dividend income returns than stocks which are deemed to have long-term earnings growth potential which normally sell at higher price/earnings ratios.

Approach:

The Sub-Adviser selects common stocks which are deemed to be undervalued relative to the stock market in general as measured by the Standard & Poor's 500 Composite Stock Price Index, based on the value measures such as price/earnings ratios and price/book ratios, as well as fundamental research.

Policies:

Generally at least 65% invested in EQUITY SECURITIES deemed to be undervalued Up to 5% invested in FOREIGN EQUITIES (excluding ADRS)
DERIVATIVES may be used to pursue portfolio strategy

Capitalization Range:

Generally greater than $300 million

Allowable Investments:

COMMON STOCK      PREFERRED STOCK        CONVERTIBLES          ADRS
CASH EQUIVALENTS  REPURCHASE AGREEMENTS  FOREIGN EQUITIES      RIGHTS
WARRANTS          FUTURES & OPTIONS      SWAPS                 FOREIGN CURRENCY
FORWARDS          U.S. GOVERNMENTS       ZERO COUPONS          AGENCIES
CORPORATES        FOREIGN BONDS          INVESTMENT COMPANIES  WHEN ISSUED

Comparative Index:

S&P 500 INDEX

Strategy:

VALUE STOCK INVESTING



                        GENERAL PORTFOLIO INFORMATION

OBJECTIVES: The Portfolio seeks to achieve its investment objective relative to the universe of securities in which it is authorized to invest and, accordingly, the total return or current income achieved by the Portfolio may not be as great as that achieved by another portfolio that can invest in a broader range of securities.

SECURITIES LENDING/RESTRICTIONS: The Portfolio may participate in a SECURITIES LENDING program and invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of restricted securities (i) eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or
(ii) commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933 that are determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

TURNOVER: The Sub-Adviser manages the Portfolio generally without regard to restrictions on portfolio TURNOVER, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held.

CASH EQUIVALENTS: Although the Portfolio intends to remain substantially fully invested, a small percentage of the Portfolio's assets are generally held in the form of CASH EQUIVALENTS in order to meet redemption requests and otherwise manage the daily affairs of the Portfolio. The Portfolio may, when the Sub-Adviser deems that market conditions are such that a temporary defensive approach is desirable, invest in cash equivalents or the FIXED-INCOME SECURITIES listed as Allowable Investments.

CONCENTRATION: Concentration is defined as investment of 25% or more of the Portfolio's total assets in the securities of issuers operating in any one industry. Except as provided in the Portfolio's specific investment policies, the Portfolio will not concentrate investments in any one industry.

INVESTMENT LIMITATIONS: The Portfolio has adopted certain limitations designed to reduce its exposure to specific situations. Some of these limitations are:

     (a) with respect to 75% of its assets, the Portfolio will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets taken at market value would be invested in the securities of any single issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (b) with respect to 75% of its assets, the Portfolio will not purchase a security if, as a result, the Portfolio would hold more than 10% of the outstanding voting securities of any issuer;

     (c) the Portfolio will not invest more than 5% of its total assets in the securities of issuers (other than securities issued or guaranteed by U.S. or foreign governments or political subdivisions thereof) which have (with predecessors) a record of less than three years of continuous operation;

     (d) the Portfolio will not acquire any securities of companies within one industry, other than mortgage-backed securities, if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that (1) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks the Portfolio adopts a temporary defensive position; (2) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (3) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (4) asset-backed securities will be classified according to the underlying assets securing such securities;

     (e) the Portfolio will not make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into REPURCHASE AGREEMENTS, (ii) by lending its portfolio securities and (iii) by lending portfolio assets to other Portfolios of the Trust, so long as such loans are not inconsistent with the Investment Company Act of 1940, as amended or the Rules and Regulations, or interpretations or orders of the Securities and Exchange Commission thereunder;

     (f) the Portfolio will not borrow money, except (i) as a temporary measure for extraordinary or emergency purposes or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

     (g) the Portfolio will not pledge, mortgage, or hypothecate any of its assets to an extent greater than 50% of its total assets at fair market value; and

     (h) the Portfolio will not invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the Investment Company Act of 1940, as amended.

Limitations (a), (b), (d), (e), and (f), and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the shares of the Portfolio. The other investment limitations described here and in the Statement of Additional Information are not fundamental policies meaning that the Board of Trustees may change them without shareholder approval. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

                             PROSPECTUS GLOSSARY

           CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS

STRATEGIES

FOREIGN INVESTING: Investors should recognize that investing in securities issued by foreign companies or governments involves certain special considerations which are not typically associated with investing in U.S. companies. Since the securities of foreign issuers may be denominated in foreign currencies, and since the Portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign companies than about U.S. companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

Although the Portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Portfolio's foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding will reduce the income the Portfolio receives from the companies comprising the Portfolio's investments.

SECURITIES LENDING: The Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the Portfolio will not loan its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

TURNOVER: It is expected that the turnover rate for the Portfolio will not exceed 100%. A 100% rate of turnover would occur, for example, if all of the Portfolio's securities are replaced within a one year period.

High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by a portfolio. Trading in FIXED-INCOME SECURITIES does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains.

VALUE STOCK INVESTING: Emphasizes common stocks which are deemed by the Sub-Adviser to be undervalued relative to the stock market in general as measured by the Standard & Poor's 500 Composite Stock Price Index, based on value measures such as price/earnings ratios and price/book ratios. Value stocks are generally dividend paying common stocks. However, non-dividend paying stocks may also be selected for their value characteristics.

INVESTMENTS

The Portfolio may invest in the securities defined below in accordance with its listing of Allowable Investments and any quality or policy constraints.

ADRS--(American Depository Receipts). ADRs are dollar-denominated securities which are listed and traded in the United States, but which represent claims to shares of foreign stocks. ADRs may be either sponsored or unsponsored. Unsponsored ADR facilities typically provide less information to ADR holders.

AGENCIES. Agencies are securities which are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, Resolution Funding Corporation, or any of several other agencies.

CASH EQUIVALENTS. Cash Equivalents are short-term fixed-income instruments comprising:

     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Portfolio. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars), Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the FOREIGN INVESTING section of this Prospectus.

A Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Sub-Adviser to be of an investment quality comparable with other debt securities which may be purchased by the Portfolio;

     (2) The Portfolio may invest in commercial paper rated at time of purchase by one or more NRSROs in one of their two highest categories, (e.g. A-1 or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);

     (3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);

     (4) Government Obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

     (5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Federal National Mortgage Association, Federal Financing Bank, the Tennessee Valley Authority, and others; and

     (6)  Repurchase agreements collateralized by securities listed above.

COMMON STOCKS: are EQUITY SECURITIES which represent an ownership interest in a publicly held corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

CONVERTIBLES: a convertible bond or shares of convertible PREFERRED STOCK which may be exchanged for a fixed number of shares of COMMON STOCK at the purchaser's option.

CORPORATES. Corporate bonds are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio will buy Corporates subject to any quality constraints. If a security held by the Portfolio is downgraded, the Portfolio may retain the security.

DERIVATIVES. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. The Sub-Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the Portfolio. The Sub-Adviser will not use derivatives to increase portfolio risk above the level that could be achieved in the Portfolio using only traditional investment securities. In addition, the Sub-Adviser will not use derivatives to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Portfolio. Any applicable limitations are described under each investment definition.

Derivative Security Transactions. The Portfolio may enter into OTC DERIVATIVES transactions (SWAPS, Caps, Floors, Puts, etc., but excluding foreign exchange contracts) with counterparties that are approved by the Sub-Adviser in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA.

EQUITY SECURITIES. Equity Securities commonly include but are not limited to COMMON STOCK, PREFERRED STOCK, ADRS, RIGHTS, WARRANTS, CONVERTIBLES (when referring to Convertible Preferred Stock) and FOREIGN EQUITIES. PREFERRED STOCK is contained in both the definition of EQUITY SECURITIES and FIXED-INCOME SECURITIES since it exhibits characteristics commonly associated with each type.

FIXED-INCOME SECURITIES. Commonly include but are not limited to U.S. GOVERNMENTS, ZERO COUPONS, AGENCIES, CORPORATES, CONVERTIBLES, CASH EQUIVALENTS, REPURCHASE AGREEMENTS, PREFERRED STOCK, and FOREIGN BONDS. PREFERRED STOCK is contained in both the definition of EQUITY SECURITIES and FIXED-INCOME SECURITIES since it exhibits characteristics commonly associated with each type of security.

FOREIGN CURRENCY. Portfolios investing in foreign securities will regularly transact security purchases and sales in foreign currencies. The Portfolio may hold foreign currency or purchase or sell currencies on a forward basis (see FORWARDS).

FOREIGN  EQUITIES.  Foreign Equities are  COMMON STOCK, PREFERRED STOCK,
RIGHTS and WARRANTS of foreign issuers. Investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies (see FOREIGN INVESTING).

FOREIGN BONDS. Foreign Bonds are FIXED-INCOME SECURITIES denominated in foreign currency including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; and (3) non-government foreign corporate debt securities.

FORWARDS. Forward Foreign Currency Exchange Contracts are DERIVATIVES which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon the parties, at a price set at the time of the contract. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of a currency, do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they simply establish an exchange rate at a future date. Also, although such contracts minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of such currency increase.

FUTURES & OPTIONS--Futures Contracts, Options on Futures Contracts and
Options. Futures and Options are DERIVATIVES. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.

The Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets, and such that it will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

Possible Risks Involved: The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures and options relating to the stocks, bonds or futures contracts purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to execute futures and options strategies. Additional risks associated with options transactions are
(i) the risk that an option will expire worthless; (ii) the risk that the issuer of an over-the-counter option will be unable to fulfill its obligation to the Portfolio due to bankruptcy or related circumstances; (iii) the risk that options may exhibit greater short-term price volatility than the underlying security; and (iv) the risk that the Portfolio may be forced to forego participation in the appreciation of the value of underlying securities, futures contracts or currency due to the writing of a covered call option.

INVESTMENT COMPANIES. The Portfolio is permitted to invest in shares of other open-end or closed-end investment companies as permitted. The Investment Company Act of 1940, as amended, generally prohibits the Portfolio from acquiring more than 3% of the outstanding voting shares of an open-end investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one open-end investment company and no more than 10% in any combination of open-end investment companies.

To the extent the Portfolio invests a portion of its assets in Investment Companies, those assets will be subject to the expenses of the purchased investment company as well as to the expenses of the Portfolio itself. The Portfolio may not purchase shares of any affiliated investment company.

PREFERRED STOCKS. Preferred Stocks are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

REPURCHASE AGREEMENTS. Repurchase Agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In these transactions, the securities purchased by the Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank or an approved third party for the benefit of the Portfolio until repurchased. Such agreements permit the Portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Sub-Adviser will continually monitor the value of the underlying securities to ensure that their value, including accrued interest, always equals or exceeds the repurchase price.

RIGHTS. Rights represent the preemptive rights of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

SWAPS. Swap Contracts are DERIVATIVES in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations. The Portfolio will not enter into any swap agreement unless the commercial paper, senior debt or claims paying abilities of the counterparty are rated AA and A-1 or better by Standard & Poor's Corporation or Aa and P-1 or better by Moody's Investors Services, Inc., rated comparably by another NRSRO or determined by the Sub-Adviser to be of comparable quality.

Possible Risks Involved: Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market value, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENTS. U.S. Treasury securities are FIXED-INCOME SECURITIES which are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest.

WARRANTS. Warrants are options issued by a corporation which give the holder the option to purchase stock.

WHEN-ISSUED SECURITIES. When-Issued Securities are securities purchased at a certain price even though the securities may not be delivered for up to 90 days. The Portfolio will maintain with the custodian a separate account with a segregated portfolio of liquid, high-grade debt securities or cash in an amount at least equal to these commitments. No payment or delivery is made by the Portfolio in a when-issued transaction until the Portfolio receives payment or delivery from the other party to the transaction. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.
As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

ZERO COUPONS. Zero Coupon Obligations are FIXED-INCOME SECURITIES that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

                           MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under an Investment Advisory Agreement dated January 9, 1996, LPIMC
Insurance Marketing Services, 1755 Creekside Oaks Drive, Sacramento, CA 95833 (the "Adviser"), manages the investment strategies and policies of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is a registered investment adviser organized under the laws of California. The Adviser is a wholly-owned subsidiary of the Life Company.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide such services required for effective administration of the Trust as are now provided by employees or other agents engaged by the Trust. The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust. The Investment Advisory Agreement provides that the Adviser may retain sub-advisers, at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios of the Trust.

As full compensation for its services under the Investment Advisory Agreement with respect to the MAS Value Portfolio, the Trust will pay the Adviser a monthly fee at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                        ADVISORY FEE
-------------------  -------------------------------------
MAS Value Portfolio  .875% of first $25 million of average
                     daily net assets

                     .625% of next $75 million of average
                     daily net assets

                     .50% of next $400 million of average
                     daily net assets

                     .45% of average daily net assets over
                     and above $500 million.

ADVISORY FEE WAIVER
Adviser has agreed to waive its entire advisory fee for the Portfolio for the initial three (3) months of the Portfolio's investment operations and to waive .25% of its advisory fee for the next three (3) months thereafter.

EXPENSE REIMBURSEMENT

The Life Company has voluntarily agreed to reimburse the Portfolio for certain expenses (excluding brokerage commissions and management fees) in excess of 1.29%. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolio. If expenses were not reimbursed, anticipated actual expenses would be approximately 1.80% for the year ending December 31, 1996.

ORGANIZATIONAL EXPENSES OF THE TRUST

The Life Company will pay for all organizational expenses of the Trust including contribution of the initial "seed money" to the Trust.

SUB-ADVISER

The Adviser has engaged the Sub-Adviser for the Portfolio to make investment decisions and place orders. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, the Portfolio's Sub-Adviser is responsible for the day to day investment management of the Portfolio, makes investment decisions for the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made as provided in a Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Trust.

The Sub-Adviser for the Portfolio is Miller Anderson & Sherrerd, LLP, a Pennsylvania limited liability partnership founded in 1969 and located at One Tower Bridge, West Conshohocken, PA 19428. The Sub-Adviser is wholly-owned by certain indirect subsidiaries of the Morgan Stanley Group, Inc. The Sub-Adviser is an Equal Opportunity/Affirmative Action Employer which provides investment services to other investment companies, employee benefit plans, endowment funds, foundations and other institutional investors. As of the date of this Prospectus, the Sub-Adviser had in excess of $35 billion in assets under management.

The investment professionals of the Sub-Adviser who are primarily responsible for the day-to-day management of the Portfolio are Robert J. Marcin and A. Morris Williams, Jr. Mr. Marcin, a partner in the Sub-Adviser, joined the Sub-Adviser in 1988 and is responsible for managing the Value Portfolio of MAS Funds. Mr. Williams, also a partner in the Sub-Adviser, joined the Sub-Adviser in 1973 and is responsible for managing the same Portfolios of the MAS Funds as Mr. Marcin.

SUB-ADVISORY FEES

Under the terms of the Sub-Advisory Agreement, the Adviser shall pay to the Sub-Adviser, as full compensation for services rendered under the Sub-Advisory Agreement with respect to the Portfolio, monthly fees at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                      SUB-ADVISORY FEE
----------           -------------------------------------

MAS Value Portfolio  .625% of first $25 million of average
                     daily net assets.

                     .375% of the next $75 million of
                     average daily net assets

                     .25% of the next $400 million of
                     average daily net assets

                     .20% of average daily net assets
                     over and above $500 million

PORTFOLIO TRANSACTIONS

The Sub-Advisory Agreement authorizes the Sub-Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Sub-Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. In doing so, the Portfolio may pay higher commission rates than the lowest available when the Sub-Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

It is not the Portfolio's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Portfolio for their clients.

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Sub-Adviser. If purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Sub-Adviser, and the results of such allocations, are subject to periodic review by the Trust's Trustees.

                            SALES AND REDEMPTIONS

The Trust sells shares only to the separate accounts of the Life Company as a funding vehicle for the VA Contracts offered by the Life Company. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust will be passed through to the separate accounts of the Life Company, and therefore, will be ultimately borne by VA Contract owners. In addition, other fees and expenses will be assessed by the Life Company at the separate account level. (See the Prospectus for the VA Contract for a description of all fees and charges relating to the VA Contract.)

The separate account of the Life Company places orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of contributions to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts issued by the Life Company. Orders received by the Trust are effected on days on which the New York Stock Exchange is open for trading, at the net asset value per share next determined after receipt of the order. For orders received before 4:00 p.m. New York time, such purchases and redemptions of shares of each Portfolio are effected at the respective net asset values per share determined as of 4:00 p.m. New York time on that day. See "Net Asset Value", below and "Determination of Net Asset Value" in the Trust's SAI. Payment for redemptions will be made within seven days after receipt of a redemption request in good order. No fee is charged the separate account of the Life Company when it redeems Portfolio shares. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which makes the sale of portfolio securities or the determination of net asset value not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                               NET ASSET VALUE

Each Portfolio calculates the net asset value of its shares by dividing the total value of its assets (the securities held by the Portfolio, plus any cash or other assets, including interest and dividends accrued but not yet received), less its total liabilities, by the total number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (usually considered 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are valued using amortized cost, which the Trust's Board of Trustees has determined approximates market value. Amortized cost valuation means that a debt security with a maturity at purchase of 60 days or less is valued at its acquisition cost and a debt security originally purchased with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at their fair value following procedures approved by the Trust's Board of Trustees. See "Determination of Net Asset Value" in the SAI for a description of the special valuation procedures for options and futures contracts.

Certain Portfolios are expected to invest in foreign securities listed on foreign stock exchanges or debt securities of the United States and foreign governments and corporations. Some of these securities trade on days other than Business Days, as defined below. Foreign securities quoted in foreign currencies are translated into United States dollars at the exchange rates at 1:00 p.m. Eastern Time or at such other rates as a Sub-Adviser may determine to be appropriate in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the United States dollar will affect the net asset value of a Portfolio's shares even though there has not been any change in the market values of such securities.

Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets.
 However, events affecting the values of such foreign securities may occasionally occur between the earlier closing of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the net asset value of the Portfolios. If an event materially affecting the value of such foreign securities occurs during such period of which a Sub-Adviser becomes aware, then such securities will be valued at fair value as determined in good faith, or in accordance with procedures adopted, by the Trust's Board of Trustees.

                             PERFORMANCE INFORMATION

Performance information for each of the Portfolios may also be presented from time to time in advertisements and sales literature. The Portfolios may advertise several types of performance information. These are the "yield," "average annual total return" and "aggregate total return". Each of these figures is based upon historical results and is not necessarily representative of the future performance of any Portfolio.

The yield of a Portfolio's shares is determined by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the net asset value per share at the end of the valuation period. The average annual total return and aggregate total return figures measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in, the Portfolio's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Portfolio's shares during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. For more information regarding the computation of yield, average annual total return and aggregate total return, see "Performance Information" in the SAI.

Any Portfolio performance information presented will also include performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts.

Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their Sub-Advisers by various publications and statistical services, including, for example, SEI, Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, Morningstar, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, Kiplinger's Personal Finance, and Financial Services Week. Any such comparisons or rankings are based on past performance and the statistical computation performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index.

Although the MAS Value Portfolio is newly-organized and does not yet have its own performance record, it has the same investment objective and follows substantially the same investment strategies as the Value Portfolio of the MAS Funds, a mutual fund whose shares are sold to the public. The Sub-Adviser for the MAS Value Portfolio is the investment adviser of the Value Portfolio of the MAS Funds.

Set forth below is the historical performance of the Value Portfolio of the MAS Funds. Investors should not consider this performance data as an indication of the future performance of the MAS Value Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Value Portfolio of the MAS Funds, and not those to be paid by the Portfolio. The figures also do not reflect the deduction of any insurance fees or charges which are imposed by the Life Company in connection with its sale of VA Contracts. Investors should refer to the separate account prospectus describing the VA Contracts for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the Portfolio. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the MAS Value Portfolio to calculate its own performance.

The following table shows the average annualized total returns for the fiscal year ended December 31, 1995, of a 1-year, 5-year and 10-year investment and of an investment since inception in the Value Portfolio of the MAS Funds, as well as a comparison with the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of the stock market.

                                                                   Since     Inception
                                                                 ----------  ---------
Fund                                 1 Year   5 Year   10 Year   Inception      Date
-----------------------------------  -------  -------  --------  ----------  ---------

Value Portfolio of MAS Funds.......   38.75%   20.96%    15.47%     16.92%    11/5/84

Standard & Poor's 500 Stock Index..   37.53%   16.56%    14.86%     16.46%    From 12/1/84


                   TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

Each Portfolio of the Trust intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent that at least 90% of such income and gains are distributed to the separate account of the Life Company which hold its shares. For further information concerning federal income tax consequences for the holders of the VA Contracts of the Life Company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account to receive distributions in cash. The Life Company will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

                            ADDITIONAL INFORMATION

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 23, 1995, as amended (the "Declaration of Trust"). Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights.

The Trust is authorized to subdivide each series (Portfolio) into two or more classes. Currently, shares of the Portfolios are divided into Class A and Class B. Each class of shares of a Portfolio is entitled to the same rights and privileges as all other classes of the Portfolio, provided however, that each class bears the expenses related to its distribution arrangements, as well as any other expenses attributable to the class and unrelated to managing the Portfolio's portfolio securities. Any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Through this Prospectus, the Trust offers Class A shares in the Portfolio.

The Trust's custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


                          MFS TOTAL RETURN PORTFOLIO
                     LPT VARIABLE INSURANCE SERIES TRUST
                          1755 CREEKSIDE OAKS DRIVE
                        SACRAMENTO, CALIFORNIA  95833

                                CLASS A SHARES

LPT Variable Insurance Series Trust (the "Trust") is an open-end, series management investment company which currently offers shares of beneficial interest of eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE MFS TOTAL RETURN PORTFOLIO ONLY. This Portfolio is currently available to the public only through variable annuity contracts ("VA Contracts") issued by London Pacific Life and Annuity Company ("Life Company").

Please read this Prospectus before investing in the MFS Total Return Portfolio and keep it for future reference. The Prospectus contains information about the MFS Total Return Portfolio that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") dated February 9, 1996 is available without charge upon request and may be obtained by calling the Life Company at (800) 852-3152 or by writing to the Life Company's Annuity Service Center, P.O. Box 29564, Raleigh, North Carolina 27626. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PURCHASER OF A VA CONTRACT SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR HIS OR HER VA CONTRACT.

                   PROSPECTUS DATED February 9, 1996


                              TABLE OF CONTENTS
                                                                          PAGE

INVESTMENT OBJECTIVE AND POLICIES
Investment Objective
Investment Policies
Risk Factors

MANAGEMENT OF THE TRUST
Investment Adviser
Advisory Fee Waiver
Expense Reimbursement
Organizational Expenses of the Trust
Sub-Adviser
Sub-Advisory Fees
Sub-Advisory Fee Waiver

SALES AND REDEMPTIONS

NET ASSET VALUE

PERFORMANCE INFORMATION

TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

ADDITIONAL INFORMATION

APPENDIX A

DESCRIPTION OF BOND RATINGS



                      INVESTMENT OBJECTIVES AND POLICIES


Each Portfolio of the Trust has a different investment objective or objectives which it pursues through separate investment policies. The investment objectives and policies of the MFS Total Return Portfolio described below, including Options, Options on Foreign Currency, Futures Contracts, Options on Futures Contracts and Forward Contracts, are not fundamental and may be changed without shareholder approval. A change in the Portfolio's investment objectives may result in the Portfolio having investment objectives different from the objectives which the shareholder considered appropriate at the time of investment in the Portfolio. The SAI includes a discussion of other investment policies and a listing of specific investment restrictions, which govern the Portfolio's investment policies. The specific investment restrictions listed in the SAI may not be changed without shareholder approval (see "Investment Restrictions" in the SAI). The Portfolio's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. United States Treasury Regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance contracts generally require that such portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. The Portfolio intends to comply with the requirements of these Regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability or change the investment policies of one or more Portfolios or to take steps to liquidate one or more Portfolios. The Trust will not change any fundamental investment policy of a Portfolio without a vote of shareholders of that Portfolio.

Except as otherwise noted herein, if the securities rating of a debt security held by the Portfolio declines below the minimum rating for securities in which the Portfolio may invest, the Portfolio will not be required to dispose of the security, but the Portfolio's Sub-Adviser will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

In implementing its investment objective and policies, the Portfolio uses a variety of instruments, strategies and techniques which are described in more detail in the SAI. With respect to the Portfolio's investment policies, use of the term "primarily" means that under normal circumstances, at least 65% of such Portfolio's assets will be invested as indicated. A description of the ratings systems used by the following nationally recognized statistical rating organizations ("NRSROs") is contained in Appendix A: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and Fitch Investors Service, Inc. ("Fitch"). New instruments, strategies and techniques, however, are evolving continually and the Portfolio reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented.

INVESTMENT OBJECTIVE

The Portfolio's investment objective is to seek total return by investment in securities which will provide above-average income (compared to a portfolio entirely invested in equity securities) and opportunities for growth of capital and income, consistent with the prudent employment of capital. Under normal market conditions, at least 25% of the Portfolio's assets will be invested in fixed income securities and at least 40% and no more than 75% of the Portfolio's assets will be invested in equity securities. Any investment involves risk and there can be no assurance that the Portfolio will achieve its investment objectives.

INVESTMENT POLICIES

The Portfolio's policy is to invest in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Fixed income securities and equity securities (which include: common and preferred stocks; securities such as bonds, warrants or rights that are convertible into stock; and depositary receipts for those securities) may be held by the Portfolio. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Portfolio may vary the percentage of assets invested in any one type of security in accordance with the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The Portfolio's debt investments may consist of both "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P or Fitch) and securities that are unrated or are in the lower rating categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) (commonly known as "junk bonds" ) including up to 20% of its net assets in nonconvertible fixed income securities that are in these lower rating categories and comparable unrated securities (see "Risk Factors - Lower Rated Bonds" below). Generally, most of the Portfolio's long-term debt investments will consist of "investment grade" securities. See Appendix A to this Prospectus for a description of these ratings. It is not the Portfolio's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Sub-Adviser's own independent and ongoing review of credit quality.

U.S. GOVERNMENT SECURITIES: The Portfolio may also invest in U.S. Government securities, including: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association ("GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association.

MORTGAGE PASS-THROUGH SECURITIES: The Portfolio may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by U.S. Government-sponsored corporations (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). See the SAI for a further discussion of these securities.

ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS: Fixed income securities that the Portfolio may invest in also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

FOREIGN SECURITIES: The Portfolio may invest up to 20% (and generally expects to invest between 5% and 20%) of its total assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts). Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic
issuers.   These  include  changes  in  currency  rates, exchange  control regulations, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. The Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Sub-Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. See the SAI for further discussion of foreign securities and the holding of foreign currency, as well as the associated risks.

EMERGING MARKET SECURITIES: Consistent with the Portfolio's objective and policies, the Portfolio may invest in securities of issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined by the Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low-to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser determines whether an Issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (e) the issuer has 50% or more of its assets in that country.

BRADY BONDS: The Portfolio may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Panama, the Philippines, Poland, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

AMERICAN DEPOSITARY RECEIPTS: The Portfolio may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Because ADRs trade on United States securities exchanges, the Sub-Adviser does not treat them as foreign securities. However, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Portfolio acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Portfolio's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, the Portfolio has adopted certain procedures intended to minimize risk.

LENDING OF SECURITIES: The Portfolio may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash or an irrevocable letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Portfolio will continue to collect the equivalent of interest on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is U.S. Government securities).

"WHEN-ISSUED" SECURITIES: The Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities will be delivered to the Portfolio at a future date usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. The Portfolio does not pay for the securities until received, and does not start earning interest on the securities until the contractual settlement date. In order to invest its assets immediately, while awaiting delivery of securities purchased on such basis, the Portfolio will normally invest in cash, short-term money market instruments and high quality debt securities.

INDEXED SECURITIES: The Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

MORTGAGE "DOLLAR ROLL" TRANSACTIONS: The Portfolio may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Portfolio will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The transactions in mortgage "dollar rolls", together with all other transactions which are considered borrowing, will not exceed 33 1/3% of the Portfolio's assets. Investment in mortgage dollar rolls in excess of 5% of the Portfolio's assets may result in leveraging. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio's net asset value. Money borrowed will be subject to interest and other costs which may or may not exceed the income received from the securities purchased with borrowed funds.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: The Portfolio may invest a portion of its assets in "loan participations." By purchasing a loan participation, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. For a further discussion of loan participations and the risks related to transactions therein, see the SAI.

SWAPS AND RELATED TRANSACTIONS: As one way of managing its exposure to different types of investments, the Portfolio may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by the Portfolio with another party of cash payments based upon different interest rate indices, currencies, or other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, the Portfolio might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.

The Portfolio may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

Swaps, caps, floors and collars are highly specialized activities which involve certain risks. See the SAI for the risks involved in these activities.

RESTRICTED SECURITIES: The Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board of Trustees determines, based upon a continuing review of the trading markets for a specific Rule 144A security, whether such security is liquid and thus not subject to the Portfolio's limitation on investing not more than 15% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Board will carefully monitor the Portfolio's investments in Rule 144A securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of decreasing the level of liquidity in the Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the Portfolio's portfolio. Subject to the Portfolio's 15% limitation on investments in illiquid investments, the Portfolio may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Portfolio might not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

CORPORATE ASSET-BACKED SECURITIES: The Portfolio may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. See the SAI for further information on these securities.

OPTIONS ON SECURITIES: The Portfolio may write (sell) covered put and call options on securities and purchase put and call options on securities. The Portfolio will write such options for the purpose of increasing its return and/or to protect the value of its portfolio. In particular, where the Portfolio writes an option which expires unexercised or is closed out by the Portfolio at a profit, it will retain the premium paid for the option, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to the Portfolio's position, the option may be exercised and the Portfolio will be required to purchase or sell the security at a disadvantageous price, resulting in losses which may only be partially offset by the amount of the premium. The Portfolio may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

The Portfolio may purchase put or call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that such declines or increases occur, the Portfolio may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the Portfolio in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Portfolio may be required to forfeit such amounts in the event that the prices of securities underlying the options do not move in the direction or to the extent anticipated.

The Portfolio may also enter into options on the yield "spread," or yield differential, between two securities, a transaction referred to as a "yield curve" option, for hedging and non-hedging (an effort to increase current income) purposes. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities rather than the actual prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. Yield curve options written by the Portfolio will be covered as described in the SAI. The trading of yield curve options is subject to all of the risks associated with trading other types of options, as discussed below under "Risk Factors" and in the SAI. In addition, such options present risks of loss even if the yield on one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

OPTIONS ON STOCK INDICES: The Portfolio may write (sell) covered call and put options and purchase call and put options on stock indices. The Portfolio may write options on stock indices for the purpose of increasing its gross income and to protect its portfolio against declines in the value of securities it owns or increases in the value of securities to be acquired. When the Portfolio writes an option on a stock index, and the value of the index moves adversely to the holder's position, the option will not be exercised, and the Portfolio will either close out the option at a profit or allow it to expire unexercised. The Portfolio will thereby retain the amount of the premium, which will increase its gross income and offset part of the reduced value of portfolio securities or the increased cost of securities to be acquired. Such transactions, however, will constitute only partial hedges against adverse price fluctuations, since any such fluctuations will be offset only to the extent of the premium received by the Portfolio for the writing of the option. In addition, if the value of an underlying index moves adversely to the Portfolio's option position, the option may be exercised, and the Portfolio will experience a loss which may only be partially offset by the amount of the premium received.

The Portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The Portfolio's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

OPTIONS ON FOREIGN CURRENCIES: The Portfolio may also purchase and write options on foreign currencies ("Options on Foreign Currencies") for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. As in the case of other types of options, however, the writing of an Option on Foreign Currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio may be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an Option on Foreign Currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium paid for the option plus related transaction costs. The Portfolio may also choose to, or be required to, receive delivery of the foreign currencies underlying Options on Foreign Currencies it has entered into. Under certain circumstances, such as where the Sub-Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-Adviser anticipates, for any other reason, that the exchange rate will improve, the Portfolio may hold such currencies for an indefinite period of time. See "Investment Objectives and Policies - Foreign Securities" in the SAI for information on the risks associated with holding foreign currency.

FUTURES CONTRACTS: The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies or contracts based on indices of securities or currencies (including any index of U.S. or foreign securities) as such instruments become available for trading ("Futures Contracts"). Such transactions will be entered into for hedging purposes, in order to protect the Portfolio's current or intended investments from the effects of changes in interest or exchange rates or declines in a securities market, as well as for non-hedging purposes, to the extent permitted by applicable law. The Portfolio will incur brokerage fees when it purchases and sells Futures Contracts, and will be required to maintain margin deposits. In addition, Futures Contracts entail risks. Although the Sub-Adviser believes that use of such contracts will benefit the Portfolio, if its investment judgment about the general direction of interest or exchange rates or a securities market is incorrect, the Portfolio's overall performance may be poorer than if it had not entered into any such contract and the Portfolio may realize a loss. The Portfolio will not enter into any Futures Contract if immediately thereafter the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of its total assets.

OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write options on Futures Contracts ("Options on Futures Contracts") for hedging purposes or for non-hedging purposes to the extent permitted by applicable law. Purchases of Options on Futures Contracts may present less risk in hedging the Portfolio's portfolio than the purchase or sale of the underlying Futures Contracts since the potential loss is limited to the amount of the premium plus related transaction costs, although it may be necessary to exercise the option to realize any profit, which results in the establishment of a futures position. The writing of Options on Futures Contracts, however, does not present less risk than the trading of Futures Contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, the Portfolio may suffer a loss on the transaction.

FORWARD CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). The Portfolio may enter into Forward Contracts for hedging purposes as well as for non-hedging purposes (i.e., speculative purposes). By entering into transactions in Forward Contracts, for hedging purposes, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, Forward Contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges. The Portfolio may choose to, or be required to, receive delivery of the foreign currencies underlying Forward Contracts it has entered into. Under certain circumstances, such as where the Sub-Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Sub-Adviser anticipates, for any other reason, that the exchange rate will improve, the Portfolio may hold such currencies for an indefinite period of time. The Portfolio may also enter into a Forward Contract on one currency to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Sub-Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. The Portfolio has established procedures consistent with statements of the SEC and its staff regarding the use of Forward Contracts by registered investment companies, which requires use of segregated assets or "cover" in connection with the purchase and sale of such contracts. See "Description of Securities, Investment Policies and Risk Factors - Foreign Securities" in the SAI for information on the risks associated with holding foreign currency.

RISK FACTORS

LOWER RATED BONDS: The Portfolio may invest in fixed income securities rated Baa by Moody's or BBB by S&P or Fitch and comparable unrated securities.
These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

The Portfolio may also invest in securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch and comparable unrated securities (commonly known as "junk bonds") to the extent described above. No minimum rating standard is required by the Portfolio. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rated categories. However, since yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes and short-term corporate and industry developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates, the market's perception of their credit quality, and the outlook for economic growth). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on the Portfolio's lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, the Portfolio may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Portfolio's yield despite the actual loss of principal. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities, and judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities. Changes in the value of securities subsequent to their acquisition will not affect cash income or yield to maturity to the Portfolio but will be reflected in the net asset value of shares of the Portfolio. See the SAI for more information on lower rated securities.

OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS: Although the Portfolio will enter into transactions in options, Futures Contracts, Options on Futures Contracts and Options on Foreign Currencies for hedging purposes, such transactions nevertheless involve certain risks. For example, a lack of correlation between the instrument underlying an option or Futures Contract and the assets being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful and could result in losses. The Portfolio also may enter into transactions in options, Futures Contracts, Options on Futures Contracts and Forward Contracts for other than hedging purposes, which involves greater risk. In particular, such transactions may result in losses for the Portfolio which are not offset by gains on other portfolio positions, thereby reducing gross income. In addition, foreign currency markets may be extremely volatile from time to time. There also can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. The SAI contains a description of the nature and trading mechanics of options, Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies, and includes a discussion of the risks related to transactions therein.

Transactions in Forward Contracts may be entered into only in the
over-the-counter  market.   Futures Contracts and Options on Futures Contracts
may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission and on foreign exchanges. In addition, the securities underlying options, Futures Contracts and Options on Futures Contracts traded by the Portfolio will include both domestic and foreign securities.

EMERGING MARKET SECURITIES: The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio security, a decrease in the level of liquidity in the portfolio, or if the Portfolio has entered into a contract to sell the security, in possible liability to the purchaser. Certain markets may require payment for securities before delivery and in such markets the Portfolio bears the risk that the securities will not be delivered and that the Portfolio's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation or capital, as well as by the application to the Portfolio of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Portfolio.

PORTFOLIO TRADING: The Portfolio will be managed actively with respect to the Portfolio's fixed income securities and the asset allocations modified as the Sub-Adviser deems necessary. Although the Portfolio does not intend to seek short-term profits, fixed income securities in its portfolio will be sold whenever the Sub-Adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held.

With respect to its equity securities, the Portfolio does not intend to trade in securities for short-term profits and anticipates that portfolio securities ordinarily will be held for one year or longer. However, the Portfolio will effect trades whenever it believes that changes in its portfolio securities are appropriate. The Portfolio's anticipated portfolio turnover rate is 150%. Because the Portfolio is expected to have a portfolio turnover rate in excess of 100%, transaction costs incurred by the Portfolio and the realized capital gains and losses of the Portfolio may be greater than that of a portfolio with a lesser portfolio turnover rate.

                           MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under an Investment Advisory Agreement dated January 9, 1996, LPIMC
Insurance Marketing Services, 1755 Creekside Oaks Drive, Sacramento, CA 95833 (the "Adviser"), manages the investment strategies and policies of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is a registered investment adviser organized under the laws of California. The Adviser is a wholly-owned subsidiary of the Life Company.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide such services required for effective administration of the Trust as are now provided by employees or other agents engaged by the Trust. The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust. The Investment Advisory Agreement provides that the Adviser may retain sub-advisers, at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios of the Trust.

As full compensation for its services under the Investment Advisory Agreement with respect to the MFS Total Return Portfolio, the Trust will pay the Adviser a monthly fee at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                                 ADVISORY FEE
--------------------------  ----------------------------------------

MFS Total Return Portfolio  .75% of first $200 million of average daily net assets

                            .70% of the next $1.1 billion of average daily net assets

                            .65% of average daily net assets over
                            and above $1.3 billion.

ADVISORY FEE WAIVER

The Adviser has agreed to waive its advisory fee for the Portfolio for the initial six (6) months of the Portfolio's investment operations.

EXPENSE REIMBURSEMENT

The Life Company has voluntarily agreed to reimburse the Portfolio for certain expenses (excluding brokerage commissions and management fees) in excess of 1.29%. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolio. If expenses were not reimbursed, anticipated actual expenses would be approximately 1.65% for the year ending December 31, 1996.

ORGANIZATIONAL EXPENSES OF THE TRUST

The Life Company will pay for all organizational expenses of the Trust including contribution of the initial "seed money" to the Trust.

SUB-ADVISER

The Adviser has engaged the Sub-Adviser for the Portfolio to make investment decisions and place orders. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, the Portfolio's Sub-Adviser is responsible for the day to day investment management of the Portfolio, makes investment decisions for the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made as provided in a Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Trust. The selection of investments and the way they are managed depend on conditions and trends in the economy and the financial marketplaces.

The Sub-Adviser for the Portfolio is Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116. The Sub-Adviser is America's oldest mutual fund organization. The Sub-Adviser and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the Sub-Adviser were approximately $42.2 billion on behalf of approximately 1.8 million investor accounts as of December 31, 1995. As of such date, the Sub-Adviser managed approximately $17.8 billion of assets in equity securities and $20.6 billion of assets in fixed income securities. Approximately $3.4 billion of assets managed by the Sub-Adviser are invested in securities of foreign issuers and non-U.S. dollar denominated securities of U.S. issuers. The Sub-Adviser is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) which in turn is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of the Sub-Adviser are A. Keith Brodkin, Jeffrey
L. Shames, John R. Gardner, John D. McNeil and Arnold D. Scott. Mr. Brodkin is the Chairman, Mr. Shames is the President and Mr. Scott is the Secretary and a Senior Executive Vice President of the Sub-Adviser. Messrs. McNeil and Gardner are the Chairman and the President, respectively, of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office in the U.S. in 1973. The executive officers of the Sub-Adviser report to the Chairman of Sun Life.

David M. Calabro, a Vice President of the Sub-Adviser, Geoffrey L. Kurinsky, a Senior Vice President of the Sub-Adviser, Judith N. Lamb, a Vice President of the Sub-Adviser, Lisa B. Nurme, a Vice President of the Sub-Adviser, and Maura A. Shaughnessy, a Vice President of the Sub-Adviser, are the Portfolio's portfolio managers. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the Portfolio's portfolio. Mr. Calabro has been employed by the Sub-Adviser since 1992 and served as an analyst and sector portfolio manager with Fidelity Investments prior to that time. Mr. Kurinsky, the manager of the Portfolio's fixed income securities, has been employed by the Sub-Adviser since 1987. Ms. Lamb, the manager of the Portfolio's convertible securities, has been employed by the Sub-Adviser since 1992 and served as an analyst with Fidelity Investments prior to that time. Ms. Nurme, a manager of the common stock portion of the Portfolio's portfolio, has been employed by the Sub-Adviser since 1987. Ms. Shaughnessy, also a manager of the common stock portion of the Portfolio's portfolio, has been employed by the Sub-Adviser since 1991 and served as an analyst with Harvard Management Company prior to that time.

MFS has established a strategic alliance with Foreign & Colonial Management Ltd. ("Foreign & Colonial"). Foreign & Colonial is a subsidiary of two of the world's oldest financial services institutions, the London-based Foreign & Colonial Investment Trust PLC, which pioneered the idea of investment management in 1868, and HYPO-BANK (Bayerische Hypotheken-und Weschsel-Bank
AG), the oldest publicly listed bank in Germany, founded in 1835. As part of this alliance, the portfolio managers and investment analysts of MFS and Foreign & Colonial will share their views on a variety of investment related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. MFS will have access to the extensive international equity investment expertise of Foreign & Colonial, and Foreign & Colonial will have access to the extensive U.S. equity investment expertise of MFS. One or more MFS investment analysts are expected to work for an extended period with Foreign & Colonial's portfolio managers and investment analysts at their offices in London. In return, one or more Foreign & Colonial employees are expected to work in a similar manner at MFS' Boston offices.

In certain instances there may be securities which are suitable for the Portfolio's portfolio as well as for portfolios of other clients of MFS or clients of Foreign & Colonial. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS and Foreign & Colonial, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Portfolio is concerned, in other cases, however, it may produce increased investment opportunities for the Portfolio.

SUB-ADVISORY FEES

Under the terms of the Sub-Advisory Agreement, the Adviser shall pay to the Sub-Adviser, as full compensation for services rendered under the Sub-Advisory Agreement with respect to the Portfolio, monthly fees at the following annual rates based on the average daily net assets of the Portfolio.

Portfolio                                    Sub-Advisory Fees
--------------------------                   -------------------------------------
MFS Total Return Portfolio                   .50% of first $200 million of average
                                             daily net assets.

                                             .45% of the next $1.1 billion of
                                             average daily net assets.

                                             .40% of average daily net assets
                                             over and above $1.3 billion.


SUB-ADVISORY FEE WAIVER

The Sub-Adviser has agreed to waive its entire sub-advisory fee due under the Sub-Advisory Agreement for the initial six (6) months of the Portfolio's investment operations.

                            SALES AND REDEMPTIONS

The Trust sells shares only to the separate accounts of the Life Company as a funding vehicle for the VA Contracts offered by the Life Company. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust will be passed through to the separate accounts of the Life Company, and therefore, will be ultimately borne by VA Contract owners. In addition, other fees and expenses will be assessed by the Life Company at the separate account level. (See the Prospectus for the VA Contract for a description of all fees and charges relating to the VA Contract.)

The separate account of the Life Company places orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of contributions to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts issued by the Life Company. Orders received by the Trust are effected on days on which the New York Stock Exchange is open for trading, at the net asset value per share next determined after receipt of the order. For orders received before 4:00 p.m. New York time, such purchases and redemptions of shares of each Portfolio are effected at the respective net asset values per share determined as of 4:00 p.m. New York time on that day. See "Net Asset Value", below and "Determination of Net Asset Value" in the Trust's SAI. Payment for redemptions will be made within seven days after receipt of a redemption request in good order. No fee is charged the separate account of the Life Company when it redeems Portfolio shares. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which makes the sale of portfolio securities or the determination of net asset value not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                               NET ASSET VALUE

Portfolio calculates the net asset value of its shares by dividing the total value of its assets (the securities held by the Portfolio, plus any cash or other assets, including interest and dividends accrued but not yet received), less its total liabilities, by the total number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (usually considered 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are valued using amortized cost, which the Trust's Board of Trustees has determined approximates market value. Amortized cost valuation means that a debt security with a maturity at purchase of 60 days or less is valued at its acquisition cost and a debt security originally purchased with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at their fair value following procedures approved by the Trust's Board of Trustees. See "Determination of Net Asset Value" in the SAI for a description of the special valuation procedures for options and futures contracts.

Certain Portfolios are expected to invest in foreign securities listed on foreign stock exchanges or debt securities of the United States and foreign governments and corporations. Some of these securities trade on days other than Business Days, as defined below. Foreign securities quoted in foreign currencies are translated into United States dollars at the exchange rates at 1:00 p.m. Eastern Time or at such other rates as a Sub-Adviser may determine to be appropriate in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the United States dollar will affect the net asset value of a Portfolio's shares even though there has not been any change in the market values of such securities.

Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closing of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the net asset value of the Portfolios. If an event materially affecting the value of such foreign securities occurs during such period of which a Sub-Adviser becomes aware, then such securities will be valued at fair value as determined in good faith, or in accordance with procedures adopted, by the Trust's Board of Trustees.

                           PERFORMANCE INFORMATION

Performance information for each of the Portfolios may also be presented from time to time in advertisements and sales literature. The Portfolios may advertise several types of performance information. These are the "yield," "average annual total return" and "aggregate total return". Each of these figures is based upon historical results and is not necessarily representative of the future performance of any Portfolio.

The yield of a Portfolio's shares is determined by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the net asset value per share at the end of the valuation period. The average annual total return and aggregate total return figures measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in, the Portfolio's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Portfolio's shares during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. For more information regarding the computation of yield, average annual total return and aggregate total return, see "Performance Information" in the SAI.

Any Portfolio performance information presented will also include performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts.

Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their Sub-Advisers by various publications and statistical services, including, for example, SEI, Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, Morningstar, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, Kiplinger's Personal Finance, and Financial Services Week. Any such comparisons or rankings are based on past performance and the statistical computation performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index.

Although the MFS Total Return Portfolio is newly-organized and does not yet have its own performance record, it has a substantially similar investment objective and follows substantially the same investment strategies as the MFS Total Return Fund, a mutual fund whose shares are sold to the public.
The Sub-Adviser for the MFS Total Return Portfolio is the investment adviser of the MFS Total Return Fund.

Set forth below is the historical performance of the MFS Total Return Fund. Investors should not consider this performance data as an indication of the future performance of the MFS Total Return Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the MFS Total Return Fund, and not those to be paid by the Portfolio. The figures also do not reflect the deduction of any insurance fees or charges which are imposed by the Life Company in connection with its sale of VA Contracts. Investors should refer to the separate account prospectus describing the VA Contracts for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the Portfolio. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the MFS Total Return Portfolio to calculate its own performance.

The following table shows the average annualized total returns for the fiscal year ended September 30, 1995, of a 1-year, 5-year and 10-year investment and of an investment since inception in the MFS Total Return Fund, as well as a comparison with the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of the stock market and with the Lehman Brothers Government/Corporate Bond Index, an unmanaged, market-value weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued, fixed-rate, non-convertible investment grade domestic corporate debt.

                                                                        Since        Inception
Fund                                 1 Year     5 Year     10 Year    Inception        Date
----------------------------         ------     ------     -------    ---------      -----------

MFS Total Return Fund..............  18.36%     13.71%     13.42%     11.67%         10-6-70
Standard & Poor's 500 Stock Index..  29.72%     17.23%     16.03%     12.36%         9-30-70
Lehman Brothers Government/
   Corporate Bond Index............  14.35%      9.90%      9.95%      9.22%         From 1-1-73

                   TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

Each Portfolio of the Trust intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent that at least 90% of such income and gains are distributed to the separate account of the Life Company which hold its shares. For further information concerning federal income tax consequences for the holders of the VA Contracts of the Life Company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account to receive distributions in cash. The Life Company will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

                            ADDITIONAL INFORMATION

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 23, 1995, as amended (the "Declaration of Trust"). Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights.

The Trust is authorized to subdivide each series (Portfolio) into two or more classes. Currently, shares of the Portfolios are divided into Class A and Class B. Each class of shares of a Portfolio is entitled to the same rights and privileges as all other classes of the Portfolio, provided however, that each class bears the expenses related to its distribution arrangements, as well as any other expenses attributable to the class and unrelated to managing the Portfolio's portfolio securities. Any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Through this Prospectus, the Trust offers Class A shares in the Portfolio.

The Trust's custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.




                                                                    APPENDIX A


                         DESCRIPTION OF BOND RATINGS


The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various debt instruments. IT SHOULD BE EMPHASIZED, HOWEVER, THAT RATINGS ARE NOT ABSOLUTE STANDARDS OF QUALITY. CONSEQUENTLY, DEBT INSTRUMENTS WITH THE SAME MATURITY, COUPON AND RATING MAY HAVE DIFFERENT YIELDS WHILE DEBT INSTRUMENTS OF THE SAME MATURITY AND COUPON WITH DIFFERENT RATINGS MAY HAVE THE SAME YIELD.

                                   MOODY'S

     Aaa - Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

     A - Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.  An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.  There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE:   Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                     S&P

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC-Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC-The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C-The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI-The rating "CI" is reserved for income bonds on which no interest is being paid.

     D-Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                    FITCH

     AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

     AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

     A - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC - Bonds have certain identifiable characteristics which if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C - Bonds are in imminent default in payment of interest or principal.

     PLUS (+) MINUS ( - ) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     R - Indicates that Fitch does not rate the specific issue.

     CONDITIONAL - A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

     SUSPENDED - A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

     WITHDRAWN - A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion when an issuer fails to furnish proper and timely information.

     FITCHALERT - Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.


                     SALOMON U.S. QUALITY BOND PORTFOLIO
                     LPT VARIABLE INSURANCE SERIES TRUST
                          1755 CREEKSIDE OAKS DRIVE
                        SACRAMENTO, CALIFORNIA  95833

                                CLASS A SHARES

LPT Variable Insurance Series Trust (the "Trust") is an open-end, series management investment company which currently offers shares of beneficial interest of eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE SALOMON U.S. QUALITY BOND PORTFOLIO ONLY. This Portfolio is currently available to the public only through variable annuity contracts ("VA Contracts") issued by London Pacific Life and Annuity Company ("Life Company").

Please read this Prospectus before investing in the Salomon U.S. Quality Bond Portfolio and keep it for future reference. The Prospectus contains information about the Salomon U.S. Quality Bond Portfolio that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") dated February 9, 1996 is available without charge upon request and may be obtained by calling the Life Company at (800) 852-3152 or by writing to the Life Company's Annuity Service Center, P.O. Box 29564, Raleigh, North Carolina 27626. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PURCHASER OF A VA CONTRACT SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR HIS OR HER VA CONTRACT.

                   PROSPECTUS DATED February 9, 1996


                              TABLE OF CONTENTS
                                                                          PAGE

INVESTMENT OBJECTIVE AND POLICIES

COMMON TYPES OF SECURITIES AND MANAGEMENT PRACTICES

INVESTMENT RISKS
Foreign Securities
Futures, Options and Other Derivative Instruments
Hybrid Instruments
When-Issued Securities

MANAGEMENT OF THE TRUST
Investment Adviser
Advisory Fee Waiver
Expense Reimbursement
Organizational Expenses of the Trust
Sub-Adviser
Sub-Advisory Fees
Sub-Advisory Fee Waiver

SALES AND REDEMPTIONS

NET ASSET VALUE

PERFORMANCE INFORMATION

TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

ADDITIONAL INFORMATION



                      INVESTMENT OBJECTIVE AND POLICIES

Each Portfolio of the Trust has a different investment objective or objectives which it pursues through separate investment policies. The investment objective of the Salomon U.S. Quality Bond Portfolio is not fundamental and may be changed without the approval of a majority of the outstanding shares of the Portfolio. All other investment policies or limitations, unless otherwise specifically stated, are non-fundamental and may be changed by the Trustees of the Trust without a vote of the shareholders. There is no assurance that the Portfolio will achieve its objective. A complete list of investment restrictions, including those restrictions which cannot be changed without shareholder approval, is contained in the SAI. United States Treasury Regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance contracts generally require that such portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. The Portfolio intends to comply with the requirements of these Regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability or change the investment policies of one or more Portfolios or to take steps to liquidate one or more Portfolios. The Trust will not change any fundamental investment policy of a Portfolio without a vote of shareholders of that Portfolio.

Except as otherwise noted herein, if the securities rating of a debt security held by the Portfolio declines below the minimum rating for securities in which the Portfolio may invest, the Portfolio will not be required to dispose of the security, but the Portfolio's Sub-Adviser will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

In implementing its investment objective and policies, the Portfolio uses a variety of instruments, strategies and techniques which are described in more detail in the SAI. With respect to the Portfolio's investment policies, use of the term "primarily" means that, under normal circumstances, at least 65% of such Portfolio's assets will be invested as indicated. A description of the ratings systems used by the following nationally recognized statistical rating organizations ("NRSROs") is contained in Appendix A: Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). New instruments, strategies and techniques, however, are evolving continually and the Portfolio reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented.


The investment objective of the Portfolio is to obtain a high level of current income. It is a diversified Portfolio that seeks to attain its objective by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including collateralized mortgage obligations backed by such securities. The Portfolio may also invest a portion of its assets in investment grade bonds.

At least 65% of the total assets of the Portfolio will be invested in:

     (1) U.S. Treasury obligations;

     (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

     (3) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government and mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

  (4) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or
(ii) by the full faith and credit of the U.S. Government.

Any guarantee of these types of securities in which the Portfolio invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not to the purchase of shares of the Portfolio.

From time to time, a significant portion of the Portfolio's assets may be
invested  in  mortgage-backed  securities.   The mortgage-backed securities in
which the Portfolio invests represent participating interests in pools of fixed rate and adjustable rate residential mortgage loans issued or guaranteed by agencies or instrumentalities of the U.S. Government. Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage-backed securities generally provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

The yield of mortgage-backed securities is based upon the prepayment rates of the underlying pool of mortgage loans. Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the Portfolio of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semi-annually.

While the Portfolio seeks a high level of current income, it cannot invest in instruments such as lower grade corporate obligations which offer higher yields but are subject to greater credit risks. The Portfolio will not knowingly invest in a high risk mortgage security. The term "high risk mortgage security" is defined generally as any mortgage security that exhibits significantly greater price volatility than a benchmark security, the Federal National Mortgage Association current coupon 30-year mortgage-backed pass through security. Shares of the Portfolio are neither insured nor guaranteed by the U.S. Government, its agencies or instrumentalities. Neither the issuance by nor the guarantee of a U.S. Government agency for a security constitutes assurance that the security will not significantly fluctuate in value or that the Portfolio will receive the originally anticipated yield on the security.

The Portfolio may also invest up to 35% of its assets in U.S. dollar-denominated securities rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or
Baa by Moody's, or if unrated, determined to be of comparable quality to securities in those ratings categories by the Sub-Adviser. The Portfolio may not invest more than 10% of total assets in obligations of foreign issuers. Investments in foreign securities will subject the Portfolio to special considerations related to political, economic and legal conditions outside of the U.S., as discussed under the "Investment Risks" section. These considerations include the possibility of expropriation, nationalization, withholding taxes on income and difficulties in enforcing judgments. Foreign securities may be less liquid and more volatile than comparable U.S. securities.

The Portfolio may enter into repurchase and reverse repurchase agreements, purchase securities on a firm commitment basis, including when-issued securities, and lend portfolio securities. The Portfolio may also enter into mortgage "dollar rolls." For a description of these investment practices and the risks associated with them, see "Common Types of Securities and Management Practices" and "Investment Risks."

             COMMON TYPES OF SECURITIES AND MANAGEMENT PRACTICES

This section takes a detailed look at some of the types of securities the Portfolio may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. The Portfolio's investment program is subject to further restrictions described in the SAI.

     ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities. These securities are subject to prepayment risk, that is, the possibility that prepayments on the underlying loans will cause the principal and interest on the asset-backed securities to be paid prior to their stated maturities. The Sub-Adviser will consider estimated prepayment rates in calculating the average weighted maturities of the Portfolio. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, the Portfolio may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     BORROWING. The Portfolio may borrow money from banks for temporary or emergency purposes and engage in certain transactions, such as reverse repurchase agreements or mortgage "dollar rolls", which may be considered borrowings in amounts up to 33% of its total assets. To secure borrowings the Portfolio may mortgage or pledge securities in amounts up to 15% of its net
assets.    Borrowing  creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the return on the Portfolio's investments. Although the principal of any borrowing will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. The Portfolio may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the Sub-Adviser's strategy and the ability of the Portfolio to comply with certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") in order to provide "pass-through" tax treatment to shareholders. Furthermore, if the Portfolio were to engage in borrowing, an increase in interest rates could reduce the value of the Portfolio's shares by increasing the Portfolio's interest expense.

     LENDING. In addition, the Portfolio may from time to time lend portfolio securities to attempt to increase income through the receipt of interest on the loan of portfolio securities. Loans of portfolio securities involve certain risks, including the risk that the Portfolio could experience delays in recovering the securities it lent in the event of the bankruptcy of the borrower. As a fundamental policy, the Portfolio will not lend securities or other assets if, as a result, more than 25% of its total assets would be lent to other parties.

     CASH POSITION. The Portfolio may hold a certain portion of its assets in money market securities, including short-term U.S. Government securities, commercial paper, bank obligations and repurchase agreements with a counterparty rated in one of the two highest rating categories by a nationally recognized statistical rating organization, maturing in one year or less. For temporary, defensive purposes, the Portfolio may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

     FIXED INCOME SECURITIES. The Portfolio may invest in fixed income securities. Such securities would be purchased in companies which meet the investment criteria for the Portfolio. The market value of fixed-income obligations held by the Portfolio and, consequently, the net asset value per share of the Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yields of the fixed-income Portfolio will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the fixed-income Portfolio's yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sales of shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's assets, thereby reducing current yields. In periods of rising interest rates, the opposite can be expected to occur. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes. In addition, obligations purchased by the Portfolio that are rated in the lower of the top four ratings (Baa by Moody's or BBB by S&P) are considered to have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

     FOREIGN SECURITIES. The Portfolio, subject to its investment restrictions, may invest in foreign securities. Such investments increase the Portfolio's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

     FUTURES AND OPTIONS. Futures are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. The Portfolio may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and as a means of adjusting overall exposure to certain markets. Subject to certain limits described in the SAI, the Portfolio may purchase, sell, or write call and put options on securities and financial indices and may invest in futures contracts on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities or fixed income securities.

     Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower the Portfolio's total return; and the potential loss from the use of futures can exceed the Portfolio's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing the Portfolio's income.

     ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions.
However, certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors ("Rule 144A Securities") may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the Portfolio's investment could be impaired if trading does not further develop or declines. The Portfolio will determine the liquidity of Rule 144A Securities under guidelines approved by the Trustees.

     HYBRID INSTRUMENTS. These instruments can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of some commodity, currency or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

     MORTGAGE-BACKED SECURITIES. The yield characteristics of the mortgage-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if these securities are purchased at a premium, faster than expected prepayments will reduce yield to maturity, while slower than expected prepayments will increase yield to maturity. Conversely, if these securities are purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. When interest rates rise, the value and liquidity of mortgage-backed securities may decline sharply and generally will decline more than would be the case with other fixed-income securities; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as other fixed-income securities due to the prepayment feature. Certain market conditions may result in greater than expected volatility in the prices of mortgage-backed securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage-backed securities may fluctuate to a greater extent than would be expected from interest rate movements alone. For a description of multiple class mortgage pass-through securities, see "Collateralized Mortgage Obligations and Multiclass Pass-Through Securities" below.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Portfolio will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the mortgage securities in the Portfolio would likely decrease. Also, the Portfolio's net asset value could vary to the extent that current yields on adjustable rate mortgage securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgages is based lags behind changes in market rates. During periods of declining interest rates, income to the Portfolio derived from adjustable rate mortgages which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     PRIVATELY-ISSUED MORTGAGE SECURITIES. The Portfolio may also purchase mortgage-backed securities issued by private issuers which may entail greater risk than mortgage-backed securities that are guaranteed by the U.S. Government, its agencies or instrumentalities. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement. Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. The Portfolio may invest in collateralized mortgage obligations. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mae Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and of interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs acquired by the Portfolio will be limited to those issued or guaranteed by agencies or instrumentalities of the U.S. Government and, if available in the future, the U.S. Government.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. The Portfolio has no present intention to invest in CMO residuals. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

     The Portfolio may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     MORTGAGE ROLLS. The Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio may only enter into covered rolls involving up to 33% of the Portfolio's assets. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time the Portfolio enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

     PORTFOLIO TURNOVER. To a limited extent, the Portfolio may engage in short-term transactions if such transactions further its investment objective. The Portfolio may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. However, certain tax rules may restrict the Portfolio's ability to sell securities in some circumstances when the security has been held for less than three months. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities, and may result in the acceleration of taxable gains.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase or reverse repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. Repurchase agreements may be characterized as loans which are collateralized by the underlying securities. The Portfolio will enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Portfolio. The Portfolio will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Sub-Adviser based on guidelines established by the Trust's Board of Trustees, are deemed creditworthy. The Sub-Adviser will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Portfolio requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation. In the event of default by the seller under the repurchase agreement, the Portfolio could experience losses that include: (i) possible decline in the value of the underlying security during the period which the Portfolio seeks to enforce its rights thereto; (ii) additional expenses to the Portfolio for enforcing those rights;
(iii) possible loss of all or part of the income or proceeds of the repurchase agreement; and (iv) possible delay in the disposition of the underlying security pending court action or possible loss of rights in such securities. Repurchase agreements with maturities of more than seven days will be treated as illiquid securities by the Portfolio.

     When the Portfolio invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and
price.    Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

     FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Portfolio will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Portfolio will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     ZERO COUPON AND PAY-IN-KIND BONDS. The Portfolio may invest in zero coupon bonds or strips. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of strips and zero coupons bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. The Portfolio may also purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

                               INVESTMENT RISKS

FOREIGN SECURITIES

Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolio. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. The Portfolio may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets. Bank custody charges are generally higher for foreign securities.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The use of futures or options ("derivative instruments") exposes the Portfolio to additional investment risks and transaction costs. If the Sub-Adviser seeks to protect the Portfolio against potential adverse movements in the securities or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Portfolio, the Portfolio could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (1) the risk that interest rates and securities prices will not move in the directions anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities or interest rates being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

HYBRID INSTRUMENTS

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options and futures not permitted including volatility and lack of liquidity. Reference is made to the discussion of futures and options herein for a discussion of these risks. Further, the prices of the Hybrid Instrument and the related commodity may not move in the same direction or at the same time. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter or in a private transaction between the Portfolio and the seller of the Hybrid Instrument, the creditworthiness of the counter party to the transaction would be a risk factor which the Portfolio would have to consider. Hybrid Instruments also may not be subject to regulation of the Commodity Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC (which regulates the offer and sale of securities by and to U.S. persons), or any other governmental regulatory authority.

WHEN-ISSUED SECURITIES

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for a security issued on a when-issued basis, but may be substantially longer for a security issued on a forward basis. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the Portfolio makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Portfolio will cover these securities by maintaining cash and/or liquid, high-grade debt securities with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Portfolio (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

                           MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under an Investment Advisory Agreement dated January 9, 1996, LPIMC Insurance Marketing Services, 1755 Creekside Oaks Drive, Sacramento, CA 95833 (the "Adviser"), manages the investment strategies and policies of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is a registered investment adviser organized under the laws of California. The Adviser is a wholly-owned subsidiary of the Life Company.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide such services required for effective administration of the Trust as are now provided by employees or other agents engaged by the Trust. The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust. The Investment Advisory Agreement provides that the Adviser may retain sub-advisers, at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios of the Trust.

As full compensation for its services under the Investment Advisory Agreement with respect to the Salomon U.S. Quality Bond Portfolio, the Trust will pay the Adviser a monthly fee at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                                         ADVISORY FEE
-----------------------------------  --------------------------------------

Salomon U.S. Quality Bond Portfolio  .55% of first $50 million of average daily net assets

                                     .525% of next $100 million of average
                                     daily net assets

                                     .50% of next $150 million of average
                                     daily net assets

                                     .45% of next $200 million of average
                                     daily net assets

                                     .425% of average daily net assets over
                                     and above $500 million


ADVISORY FEE WAIVER

The Adviser has agreed to waive its advisory fee for the Portfolio for the initial six (6) months of the Portfolio's investment operations.

EXPENSE REIMBURSEMENT

The Life Company has voluntarily agreed to reimburse the Portfolio for certain expenses (excluding brokerage commissions and management fees) in excess of 0.99%. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolio. If expenses were not reimbursed, anticipated actual expenses would be approximately 2.83% for the year ending December 31, 1996.

ORGANIZATIONAL EXPENSES OF THE TRUST

The Life Company will pay for all organizational expenses of the Trust including contribution of the initial "seed money" to the Trust.

SUB-ADVISER

The Adviser has engaged the Sub-Adviser for the Portfolio to make investment decisions and place orders. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, the Portfolio's Sub-Adviser is responsible for the day to day investment management of the Portfolio, makes investment decisions for the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made as provided in a Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Trust.

The Sub-Adviser for the Portfolio is Salomon Brothers Asset Management Inc. The Sub-Adviser is an indirect, wholly-owned subsidiary of Salomon Inc incorporated in 1987, and an affiliate of Salomon Brothers Inc. The business address of the Sub-Adviser is 7 World Trade Center, New York, New York 10048. Through its office in New York and affiliates in London, Frankfurt, Hong Kong and Tokyo, the Sub-Adviser provides a full range of fixed income and equity investment advisory services for its individual and institutional clients around the world, including central banks, pension funds, endowments, insurance companies and various investment companies (including portfolios thereof). As of December 31, 1995, the Sub-Adviser and its affiliates had investment advisory responsibility for approximately $13 billion of assets. The Sub-Adviser has access to Salomon Brothers Inc's more than 400 economists, mortgage, bond, sovereign and equity analysts.

Steven Guterman is primarily responsible for the day-to-day management of the Portfolio which he co-manages with Roger Lavan.

Mr. Guterman, who joined the Sub-Adviser in 1990, is a Senior Portfolio Manager, and is responsible for the day-to-day management of portfolios managed by the Sub-Adviser which invest primarily in mortgage-backed and U.S. Government securities. Mr. Guterman joined Salomon Brothers Inc in 1983. He initially worked in the mortgage research group where he became a Research Director and later traded derivative mortgage-backed securities for Salomon Brothers Inc.

Mr. Lavan joined the Sub-Adviser in 1990, is a Portfolio Manager, and is responsible for investment company and institutional portfolios which invest in mortgage-backed and U.S. Government securities. Prior to joining the Sub-Adviser, Mr. Lavan spent four years analyzing portfolios for Salomon Brothers Inc's Fixed Income Sales Group and Product Support Divisions. Mr. Lavan is a Chartered Financial Analyst, a member of the New York Society of Security Analysts, and received his MBA from Fordham University in 1990.

SUB-ADVISORY FEES

Under the terms of the Sub-Advisory Agreement, the Adviser shall pay to the Sub-Adviser, as full compensation for services rendered under the Sub-Advisory Agreement with respect to the Portfolio, monthly fees at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                                      SUB-ADVISORY FEE
----------------------------------   ------------------------------------

Salomon U.S. Quality Bond Portfolio  .30% of first $50 million of average daily net assets.

                                     .275% of the next $100 million of
                                     average daily net assets

                                     .25% of the next $150 million of
                                     average daily net assets

                                     .20% of the next $200 million of
                                     average daily net assets

                                     .175% of average daily net assets
                                     over and above $500 million



SUB-ADVISORY FEE WAIVER

The Sub-Adviser has agreed to waive its entire sub-advisory fee due under the Sub-Advisory Agreement for the initial six (6) months of the Portfolio's investment operations.

                            SALES AND REDEMPTIONS

The Trust sells shares only to the separate accounts of the Life Company as a funding vehicle for the VA Contracts offered by the Life Company. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust will be passed through to the separate accounts of the Life Company, and therefore, will be ultimately borne by VA Contract owners. In addition, other fees and expenses will be assessed by the Life Company at the separate account level. (See the Prospectus for the VA Contract for a description of all fees and charges relating to the VA Contract.)

The separate account of the Life Company places orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of contributions to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts issued by the Life Company. Orders received by the Trust are effected on days on which the New York Stock Exchange is open for trading, at the net asset value per share next determined after receipt of the order. For orders received before 4:00 p.m. New York time, such purchases and redemptions of shares of each Portfolio are effected at the respective net asset values per share determined as of 4:00 p.m. New York time on that day. See "Net Asset Value", below and "Determination of Net Asset Value" in the Trust's SAI. Payment for redemptions will be made within seven days after receipt of a redemption request in good order. No fee is charged the separate account of the Life Company when it redeems Portfolio shares. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

The Trust may suspend the right of redemption of shares of the Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which makes the sale of portfolio securities or the determination of net asset value not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                               NET ASSET VALUE

The Portfolio calculates the net asset value of its shares by dividing the total value of its assets (the securities held by the Portfolio, plus any cash or other assets, including interest and dividends accrued but not yet received), less its total liabilities, by the total number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (usually considered 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are valued using amortized cost, which the Trust's Board of Trustees has determined approximates market value. Amortized cost valuation means that a debt security with a maturity at purchase of 60 days or less is valued at its acquisition cost and a debt security originally purchased with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at their fair value following procedures approved by the Trust's Board of Trustees. See "Determination of Net Asset Value" in the SAI for a description of the special valuation procedures for options and futures contracts.

Certain Portfolios of the Trust are expected to invest in foreign securities listed on foreign stock exchanges or debt securities of the United States and foreign governments and corporations. Some of these securities trade on days other than Business Days, as defined below.

Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closing of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the net asset value of the Portfolio. If an event materially affecting the value of such foreign securities occurs during such period of which a Sub-Adviser becomes aware, then such securities will be valued at fair value as determined in good faith, or in accordance with procedures adopted, by the Trust's Board of Trustees.

                            PERFORMANCE INFORMATION

Performance information for the Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio may advertise several types of performance information. These are the "yield," "average annual total return" and "aggregate total return". Each of these figures is based upon historical results and is not necessarily representative of the future performance of the Portfolio.

The yield of the Portfolio's shares is determined by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the net asset value per share at the end of the valuation period. The average annual total return and aggregate total return figures measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in, the Portfolio's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Portfolio's shares during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. For more information regarding the computation of yield, average annual total return and aggregate total return, see "Performance Information" in the SAI.

The Portfolio's performance information presented will also include performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts.

Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its Sub-Adviser by various publications and statistical services, including, for example, SEI, Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, Morningstar, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, Kiplinger's Personal Finance, and Financial Services Week. Any such comparisons or rankings are based on past performance and the statistical computation performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index.

                   TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

The Portfolio Trust intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such an electing regulated investment company, the Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent that at least 90% of such income and gains are distributed to the separate account of the Life Company which hold its shares. For further information concerning federal income tax consequences for the holders of the VA Contracts of the Life Company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

The Portfolio will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of the Portfolio unless an election is made on behalf of a separate account to receive distributions in cash. The Life Company will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

                            ADDITIONAL INFORMATION

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 23, 1995, as amended (the "Declaration of Trust"). Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights.

The Trust is authorized to subdivide each series (Portfolio) into two or more classes. Currently, shares of the Portfolios are divided into Class A and Class B. Each class of shares of a Portfolio is entitled to the same rights and privileges as all other classes of the Portfolio, provided however, that each class bears the expenses related to its distribution arrangements, as well as any other expenses attributable to the class and unrelated to managing the Portfolio's portfolio securities. Any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Through this Prospectus, the Trust offers Class A shares in the Portfolio.

The Trust's custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.




                     APPENDIX A - RATINGS OF INVESTMENTS


COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

CORPORATE BONDS

     STANDARD & POOR'S CORPORATION BOND RATINGS

     AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issue only in small degree.

     A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     NOTE: Moody's applies numerical modifiers, 1, 2 AND 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                     STRONG INTERNATIONAL STOCK PORTFOLIO
                     LPT VARIABLE INSURANCE SERIES TRUST
                          1755 CREEKSIDE OAKS DRIVE
                        SACRAMENTO, CALIFORNIA  95833

                                CLASS A SHARES


LPT Variable Insurance Series Trust (the "Trust") is an open-end, series management investment company which currently offers shares of beneficial interest of eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE STRONG INTERNATIONAL STOCK PORTFOLIO ONLY. This Portfolio is currently available to the public only through variable annuity contracts ("VA Contracts") issued by London Pacific Life and Annuity Company ("Life Company").

Please read this Prospectus before investing in the Strong International Stock Portfolio and keep it for future reference. The Prospectus contains information about the Strong International Stock Portfolio that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") dated February 9, 1996 is available without charge upon request and may be obtained by calling the Life Company at (800) 852-3152 or by writing to the Life Company's Annuity Service Center, P.O. Box 29564, Raleigh, North Carolina 27626. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE PORTFOLIO MAY ENGAGE IN SUBSTANTIAL SHORT-TERM TRADING, WHICH MAY INCREASE THE PORTFOLIO'S EXPENSES. THE PORTFOLIO MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN ILLIQUID SECURITIES. THESE INVESTMENT POLICIES INVOLVE SUBSTANTIAL RISK AND MAY BE CONSIDERED SPECULATIVE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PURCHASER OF A VA CONTRACT SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR HIS OR HER VA CONTRACT.

                   PROSPECTUS DATED February 9, 1996


                              TABLE OF CONTENTS
                                                                          PAGE

INVESTMENT OBJECTIVE AND POLICIES

IMPLEMENTATION OF POLICIES AND RISKS
Foreign Securities and Currencies
Foreign Investment Companies
Derivative Instruments
Illiquid Securities
Small Companies
Debt Obligations
Government Securities
When-Issued Securities
Mortgage Dollar Rolls and Reverse Repurchase Agreements
Portfolio Turnover

MANAGEMENT OF THE TRUST
Investment Adviser
Advisory Fee Waiver
Expense Reimbursement
Organizational Expenses of the Trust
Sub-Adviser
Sub-Advisory Fees

SALES AND REDEMPTIONS

NET ASSET VALUE

PERFORMANCE INFORMATION

TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

ADDITIONAL INFORMATION



                      INVESTMENT OBJECTIVE AND POLICIES

Each Portfolio of the Trust has a different investment objective or objectives which it pursues through separate investment policies. The investment objective of the Strong International Stock Portfolio is not fundamental and may be changed without the approval of a majority of the outstanding shares of the Portfolio. All other investment policies or limitations, unless otherwise specifically stated, are non-fundamental and may be changed by the Trustees of the Trust without a vote of the shareholders. There is no assurance that the Portfolio will achieve its objective. A complete list of investment restrictions, including those restrictions which cannot be changed without shareholder approval, is contained in the SAI. United States Treasury Regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance contracts generally require that such portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. The Portfolio intends to comply with the requirements of these Regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability or change the investment policies of one or more Portfolios or to take steps to liquidate one or more Portfolios. The Trust will not change any fundamental investment policy of a Portfolio without a vote of shareholders of that Portfolio.

Except as otherwise noted herein, if the securities rating of a debt security held by the Portfolio declines below the minimum rating for securities in which the Portfolio may invest, the Portfolio will not be required to dispose of the security, but the Portfolio's Sub-Adviser will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

In implementing its investment objective and policies, the Portfolio uses a variety of instruments, strategies and techniques which are described in more detail in the Appendix and the SAI. With respect to the Portfolio's investment policies, use of the term "primarily" means that under normal circumstances, at least 65% of such Portfolio's assets will be invested as indicated. A description of the ratings systems used by the following nationally recognized statistical rating organizations ("NRSROs") is contained in the SAI: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), Thomson Bankwatch, Inc., IBCA Limited and IBCA Inc. New instruments, strategies and techniques, however, are evolving continually and the Portfolio reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented.

The Portfolio seeks capital growth. The Portfolio invests primarily in the equity securities of issuers located outside the United States.

The Portfolio will invest at least 65% of its total assets in foreign equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, that are issued by companies whose principal headquarters are located outside the United States.

Under normal market conditions, the Portfolio expects to invest at least 90% of its total assets in foreign equity securities. The Portfolio may, however, invest up to 35% of its total assets in equity securities of U.S. issuers or debt obligations, including intermediate- to long-term debt obligations of U.S. issuers or foreign-government entities. When the Sub-Adviser determines that market conditions warrant a temporary defensive position, the Portfolio may invest without limitation in cash (U.S. dollars, foreign currencies, or multicurrency units) and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment-grade, the Portfolio may invest up to 5% of its total assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations".)

The Portfolio will normally invest in securities of issuers located in at least three foreign countries. The Sub-Adviser expects that the majority of the Portfolio's investments will be in issuers in the following markets:
Argentina, Australia, Brazil, Chile, Cambodia, the Czech Republic, France, Germany, Hong Kong, Hungary, India, Indonesia, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and Vietnam. The Portfolio will also invest in other European, Pacific Rim, and Latin American markets.

As market and global conditions change, the Portfolio will change its allocations among the countries of the world, and nothing herein will limit the Portfolio's ability to invest in or avoid any particular countries or regions. In allocating the Portfolio's assets among various countries, the Sub-Adviser will seek economic and market environments favorable for capital appreciation and, with respect to developing countries, economic, political, and stock-market environments that show signs of stabilizing or improving. See "Implementation of Policies and Risks - Foreign Securities and Currencies" for a discussion of the special risks involved in investing in foreign securities.

In analyzing foreign companies for investment, the Sub-Adviser will ordinarily look for one or more of the following characteristics in relation to the company's prevailing stock price:

     -- prospects for above-average sales and earnings growth and high return on invested capital;

     -- overall financial strength, including sound financial and accounting policies and a strong balance sheet;

     -- significant competitive advantages, including innovative products and efficient service;

     --     effective research, product development, and marketing;

     --     pricing flexibility;

     --     stable, capable management; and

     -- other general operating characteristics that will enable the company to compete successfully in its marketplace.

                     IMPLEMENTATION OF POLICIES AND RISKS

In addition to the investment policies described above (and subject to certain restrictions described below), the Portfolio may invest in the following securities and may employ the following investment techniques, some of which may present special risks as described below. The Portfolio may engage in reverse repurchase agreements and mortgage dollar roll transactions. A more complete discussion of certain of these securities and investment techniques and the associated risks is presented in the SAI.

FOREIGN SECURITIES AND CURRENCIES

The Portfolio may invest in foreign securities, either directly or indirectly through the use of depositary receipts. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities.

Foreign investments involve special risks, including:

     -- expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

     -- less extensive regulation of foreign brokers, securities markets, and issuers;

     -- less publicly available information and different accounting standards;

     -- costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

     --     diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. Although the Portfolio generally invests only in securities that are regularly traded on recognized exchanges or in over-the-counter markets, from time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

The risks of investing in foreign markets generally are greater for investments in developing or emerging markets and economies in which the Portfolio may invest. Risks of investing in such markets include:

     --     less social, political, and economic stability;

     -- smaller securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility;

     -- certain national policies that may restrict the Portfolio's investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Portfolio's loss of its entire investment in that market; and

     -- less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investment in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Portfolio could be significantly affected by changes in foreign currency exchange rates. The value of the Portfolio's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other political and economic conditions.

The Portfolio may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions for hedging or any other lawful purpose consistent with its investment objective, including transaction hedging, anticipatory hedging, and cross hedging. Successful use of currency instruments will depend on the Sub-Adviser's skill in analyzing and predicting currency values, and there is no assurance that the use of these instruments will be advantageous to the Portfolio. (See "Derivative Instruments".)

FOREIGN INVESTMENT COMPANIES

Some of the countries in which the Portfolio invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the Investment Company Act of 1940 ("1940 Act").

DERIVATIVE INSTRUMENTS

Derivative instruments may be used by the Portfolio for any lawful purpose, including hedging, risk management, or enhancing returns, but not for speculation. Derivative instruments are securities or agreements whose value is derived from the value of some underlying asset, for example, securities, currencies, reference indexes, or commodities. Options, futures, and options on futures transactions are considered derivative transactions. Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The seller of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. In addition to options, futures, and options on futures transactions, derivative transactions may include short sales against the box, in which the Portfolio sells a security it owns for delivery at a future date; swaps, in which the two parties agree to exchange a series of cash flows in the future, such as interest-rate payments; interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; and interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor." Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

Derivative instruments may be exchange-traded or traded in over-the-counter transactions between private parties. Over-the-counter transactions are subject to the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. When required by SEC guidelines, the Portfolio will set aside permissible liquid assets or securities positions that substantially correlate to the market movements of the derivatives transactions in a segregated account to secure its obligations under derivative transactions. In order to maintain its required cover for a derivative transaction, the Portfolio may need to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.

The successful use of derivative transactions by the Portfolio is dependent upon the Sub-Adviser's ability to correctly anticipate trends in the underlying asset. To the extent that the Portfolio is engaging in derivative transactions other than for hedging purposes, the Portfolio's successful use of such transactions is more dependent upon the Sub-Adviser's ability to correctly anticipate such trends, since losses in these transactions may not be offset in gains in the Portfolio's investments or in lower purchase prices for assets it intends to acquire. The Sub-Adviser's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Portfolio. Hedging transactions are also subject to risks. If the Sub-Adviser incorrectly anticipates trends in the underlying asset, the Portfolio may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Portfolio's derivative transactions and the instruments being hedged.

ILLIQUID SECURITIES

The Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be considered liquid under guidelines adopted by the Trust's Board of Trustees.

SMALL COMPANIES

The Portfolio may, from time to time, invest a substantial portion of its assets in small companies. While smaller companies generally have potential for rapid growth, investments in smaller companies often involve greater risks than investments in larger, more established companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Portfolio may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in the Portfolio may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Sub-Adviser's research efforts may also play a greater role in selecting securities for the Portfolio than in a fund that invests in larger, more established companies.

DEBT OBLIGATIONS

IN GENERAL. Debt obligations in which the Portfolio may invest will primarily be investment grade debt obligations, although the Portfolio may invest up to 5% of its assets in non-investment grade debt obligations. The market value of all debt obligations is affected by changes in the prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decline, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

Investment-grade debt obligations include:

     -- bonds or bank obligations rated in one of the four highest rating categories of any nationally recognized statistical rating organization or "NRSRO" (e.g., BBB or higher by S&P);

     --     U.S. government securities (as defined below);

     -- commercial paper rated in one of the three highest ratings categories of any NRSRO (e.g., A-3 or higher by S&P);

     -- short-term notes rated in one of the two highest categories (e.g., SP-2 or higher by S&P);

     -- short-term bank obligations that are rated in one of the three highest categories by any NRSRO (e.g., A-3 or higher by S&P), with respect to obligations maturing in one year or less;

     --     repurchase agreements involving investment-grade debt obligations;
            or

     -- unrated debt obligations which are determined by the Sub-Adviser to be of comparable quality.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Sub-Adviser to consider what action, if any, the Portfolio should take consistent with its investment objective. Investment-grade debt obligations are generally considered to have relatively low degrees of credit risk. However, securities rated in the fourth highest category (e.g., BBB by S&P), although considered investment-grade have some speculative characteristics, since their issuers' capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

Non-investment-grade debt obligations include:

     --     securities rated as low as C by S&P or their equivalents;

     --     commercial paper rated as low as C by S&P or its equivalents; and

     -- unrated debt securities judged to be of comparable quality by the Sub-Adviser.

GOVERNMENT SECURITIES. U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include, for example, obligations of the following:

     -- the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

     -- the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

     -- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and

     -- the Student Loan Marketing Association, the Interamerican Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

Although the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

WHEN-ISSUED SECURITIES

The Portfolio may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. Purchasing when-issued securities allows the Portfolio to lock in a fixed price or yield on a security it intends to purchase. However, when the Portfolio purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

The greater the Portfolio's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Portfolio. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Portfolio may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. When required by SEC guidelines, the Portfolio will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

The Portfolio may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, the Portfolio would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Portfolio generally retains the right to interest and principal payments on the security. Since the Portfolio receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by SEC guidelines, the Portfolio will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

The Portfolio may also enter into mortgage dollar rolls, in which the Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sale price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time that the Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolio.


The mortgage dollar rolls and reverse repurchase agreements entered into by the Portfolio may be used as arbitrage transactions in which the Portfolio will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Portfolio will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Sub-Adviser believes that such arbitrage transactions do not present the risks to the Portfolio that are associated with other types of leverage.

PORTFOLIO TURNOVER

The annual portfolio turnover rate indicates changes in the Portfolio's investments. The turnover rate may vary from year to year, as well as within a year. It may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. High portfolio turnover in any year will result in the payment by shareholders of above average amounts of taxes on realized investment gains. The Portfolio's portfolio turnover rate is expected to exceed 100% , but generally not to exceed 200%. However, these rates should not be considered as limiting factors.

                           MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under an Investment Advisory Agreement dated January 9, 1996, LPIMC Insurance Marketing Services, 1755 Creekside Oaks Drive, Sacramento, CA 95833 (the "Adviser"), manages the investment strategies and policies of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is a registered investment adviser organized under the laws of California. The Adviser is a wholly-owned subsidiary of the Life Company.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide such services required for effective administration of the Trust as are now provided by employees or other agents engaged by the Trust. The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust. The Investment Advisory Agreement provides that Adviser may retain sub-advisers, at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios of the Trust.

As full compensation for its services under the Investment Advisory Agreement with respect to the Strong International Stock Portfolio, the Trust will pay the Adviser a monthly fee at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                                         ADVISORY FEE
------------------------------------  -------------------------------------

Strong International Stock Portfolio  .75% of first $150 million of average daily net assets

                                      .70% of next $350 million of average
                                      daily net assets

                                      .65% of average daily net assets over
                                      and above $500 million.

ADVISORY FEE WAIVER

The Adviser has agreed to waive .25% of its advisory fee for the Portfolio for the initial six (6) months of the Portfolio's investment operations.

EXPENSE REIMBURSEMENT

The Life Company has voluntarily agreed to reimburse the Portfolio for certain expenses (excluding brokerage commissions and management fees) in excess of 1.49%. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolio. If expenses were not reimbursed, anticipated actual expenses would be approximately 2.51% for the year ending December 31, 1996.

ORGANIZATIONAL EXPENSES OF THE TRUST

The Life Company will pay for all organizational expenses of the Trust including contribution of the initial "seed money" to the Trust.

SUB-ADVISER

The Adviser has engaged the Sub-Adviser for the Portfolio to make investment decisions and place orders. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, the Portfolio's Sub-Adviser is responsible for the day to day investment management of the Portfolio, makes investment decisions for the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made as provided in a Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Trust.

The Sub-Adviser for the Portfolio is Strong Capital Management, Inc., P.O. Box 2936, Milwaukee, WI 53201-2936.

The Sub-Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for mutual funds, individuals, and institutional accounts, such as pension funds and profit-sharing plans. As of December 31, 1995, the Sub-Adviser had approximately $16 billion under management. Mr. Richard S. Strong is the controlling shareholder of the Sub-Adviser. The Sub-Adviser also acts as investment adviser for each of the mutual funds comprising the Strong Family of Funds.

Anthony L.T. Cragg is the portfolio manager of the Sub-Adviser for the Portfolio. Mr. Cragg joined the Sub-Adviser in April, 1993 to develop the Sub-Adviser's international investment activities. During the prior seven years, he helped establish Dillon, Read International Asset Management, where he was in charge of Japanese, Asian, and Australian investments. A graduate of Christ Church, Oxford University, Mr. Cragg began his investment career in 1980 at Gartmore, Ltd., as an international investment manager, where his tenure included assignments in London, Hong Kong, and Tokyo.

SUB-ADVISORY FEES

Under the terms of the Sub-Advisory Agreement, the Adviser shall pay to the Sub-Adviser, as full compensation for services rendered under the Sub-Advisory Agreement with respect to the Portfolio, monthly fees at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                                       SUB-ADVISORY FEE
-----------------------------------   -------------------------------------

Strong International Stock Portfolio  .50% of first $150 million of average daily net assets.

                                      .45% of the next $350 million of
                                      average daily net assets

                                      .40% of average daily net assets
                                      over and above $500 million



                            SALES AND REDEMPTIONS

The Trust sells shares only to the separate accounts of the Life Company as a funding vehicle for the VA Contracts offered by the Life Company. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust will be passed through to the separate accounts of the Life Company, and therefore, will be ultimately borne by VA Contract owners. In addition, other fees and expenses will be assessed by the Life Company at the separate account level. (See the Prospectus for the VA Contract for a description of all fees and charges relating to the VA Contract.)

The separate account of the Life Company places orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of contributions to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts issued by the Life Company. Orders received by the Trust are effected on days on which the New York Stock Exchange is open for trading, at the net asset value per share next determined after receipt of the order. For orders received before 4:00 p.m. New York time, such purchases and redemptions of shares of each Portfolio are effected at the respective net asset values per share determined as of 4:00 p.m. New York time on that day. See "Net Asset Value", below and "Determination of Net Asset Value" in the Trust's SAI. Payment for redemptions will be made within seven days after receipt of a redemption request in good order. No fee is charged the separate account of the Life Company when it redeems Portfolio shares. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which makes the sale of portfolio securities or the determination of net asset value not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                               NET ASSET VALUE

Each Portfolio calculates the net asset value of its shares by dividing the total value of its assets (the securities held by the Portfolio, plus any cash or other assets, including interest and dividends accrued but not yet received), less its total liabilities, by the total number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (usually considered 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are valued using amortized cost, which the Trust's Board of Trustees has determined approximates market value. Amortized cost valuation means that a debt security with a maturity at purchase of 60 days or less is valued at its acquisition cost and a debt security originally purchased with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at their fair value following procedures approved by the Trust's Board of Trustees. See "Determination of Net Asset Value" in the SAI for a description of the special valuation procedures for options and futures contracts.

Certain Portfolios are expected to invest in foreign securities listed on foreign stock exchanges or debt securities of the United States and foreign governments and corporations. Some of these securities trade on days other than Business Days, as defined below. Foreign securities quoted in foreign currencies are translated into United States dollars at the exchange rates at 1:00 p.m. Eastern Time or at such other rates as a Sub-Adviser may determine to be appropriate in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the United States dollar will affect the net asset value of a Portfolio's shares even though there has not been any change in the market values of such securities.

Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closing of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the net asset value of the Portfolios. If an event materially affecting the value of such foreign securities occurs during such period of which a Sub-Adviser becomes aware, then such securities will be valued at fair value as determined in good faith, or in accordance with procedures adopted, by the Trust's Board of Trustees.

                           PERFORMANCE INFORMATION

Performance information for each of the Portfolios may also be presented from time to time in advertisements and sales literature. The Portfolios may advertise several types of performance information. These are the "yield," "average annual total return" and "aggregate total return". Each of these figures is based upon historical results and is not necessarily representative of the future performance of any Portfolio.

The yield of a Portfolio's shares is determined by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the net asset value per share at the end of the valuation period. The average annual total return and aggregate total return figures measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in, the Portfolio's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Portfolio's shares during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. For more information regarding the computation of yield, average annual total return and aggregate total return, see "Performance Information" in the SAI.

Any Portfolio performance information presented will also include performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts.

Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their advisers by various publications and statistical services, including, for example, SEI, Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, Morningstar, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, Kiplinger's Personal Finance, and Financial Services Week. Any such comparisons or rankings are based on past performance and the statistical computation performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index.

Although the Strong International Stock Portfolio is newly-organized and does not yet have its own performance record, it has the same investment objective and follows substantially the same investment strategies as the Strong International Stock Fund, a mutual fund whose shares are sold to the public. The Sub-Adviser for the Strong International Stock Portfolio is the investment adviser of the Strong International Stock Fund.

Set forth below is the historical performance of the Strong International Stock Fund. Investors should not consider this performance data as an indication of the future performance of the Strong International Stock Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Strong International Stock Fund, and not those to be paid by the Portfolio. The figures also do not reflect the deduction of any insurance fees or charges which are imposed by the Life Company in connection with its sale of VA Contracts. Investors should refer to the separate account prospectus describing the VA Contracts for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the Portfolio. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Strong International Stock Portfolio to calculate its own performance.

The following table shows the average annualized total returns for the fiscal year ended October 31, 1995, of a 1-year investment and of an investment since inception in the Strong International Stock Fund, as well as a comparison with the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of the stock market, and the Morgan Stanley Capital International Europe, Asia and Far East (EAFE) Index.


                                                          Since      Inception
                                                         ----------  ------------
Fund                                   1 Year   3 Year   Inception     Date
-------------------------------------  -------  -------  ----------  ------------

Strong International Stock Fund        - 1.58%   16.66%     11.31%        3/4/92

Standard & Poor's 500 Stock Index       26.44%   14.71%     13.18%   From 4/1/92

Morgan Stanley Capital International
Europe, Asia, and Far East (EAFE)       -0.37%   14.67%      9.83%   From 4/1/92
Index



                   TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

Each Portfolio of the Trust intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent that at least 90% of such income and gains are distributed to the separate account of the Life Company which hold its shares. For further information concerning federal income tax consequences for the holders of the VA Contracts of the Life Company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account to receive distributions in cash. The Life Company will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

                            ADDITIONAL INFORMATION

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 23, 1995, as amended (the "Declaration of Trust"). Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights.

The Trust is authorized to subdivide each series (Portfolio) into two or more classes. Currently, shares of the Portfolios are divided into Class A and Class B. Each class of shares of a Portfolio is entitled to the same rights and privileges as all other classes of the Portfolio, provided however, that each class bears the expenses related to its distribution arrangements, as well as any other expenses attributable to the class and unrelated to managing the Portfolio's portfolio securities. Any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Through this Prospectus, the Trust offers Class A shares in the Portfolio.

The Trust's custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


                        SALOMON MONEY MARKET PORTFOLIO
                     LPT VARIABLE INSURANCE SERIES TRUST
                          1755 CREEKSIDE OAKS DRIVE
                        SACRAMENTO, CALIFORNIA  95833

                                CLASS A SHARES

LPT Variable Insurance Series Trust (the "Trust") is an open-end, series management investment company which currently offers shares of beneficial interest of eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE SALOMON MONEY MARKET PORTFOLIO ONLY. This Portfolio is currently available to the public only through variable annuity contracts ("VA Contracts") issued by London Pacific Life and Annuity Company ("Life Company").

Please read this Prospectus before investing in the Salomon Money Market Portfolio and keep it for future reference. The Prospectus contains information about the Salomon Money Market Portfolio that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") dated February 9, 1996 is available without charge upon request and may be obtained by calling the Life Company at (800) 852-3152 or by writing to the Life Company's Annuity Service Center, P.O. Box 29564, Raleigh, North Carolina 27626. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

PURCHASERS SHOULD BE AWARE THAT AN INVESTMENT IN THE SALOMON MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE SALOMON MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PURCHASER OF A VA CONTRACT SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR HIS OR HER VA CONTRACT.

                    PROSPECTUS DATED February 9, 1996


                              TABLE OF CONTENTS
                                                                          PAGE

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT LIMITATIONS

ADDITIONAL INVESTMENT ACTIVITIES AND RISK FACTORS
Bank Obligations
Repurchase Agreements
Firm Commitments and When-Issued Securities
Restricted Securities and Securities with Limited Trading Markets
Foreign Securities
Borrowing
Portfolio Turnover

MANAGEMENT OF THE TRUST
Investment Adviser
Advisory Fee Waiver
Expense Reimbursement
Organizational Expenses of the Trust
Sub-Adviser
Sub-Advisory Fees
Sub-Advisory Fee Waiver

SALES AND REDEMPTIONS

NET ASSET VALUE

PERFORMANCE INFORMATION

TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

ADDITIONAL INFORMATION

APPENDIX A - RATINGS OF INVESTMENTS



                      INVESTMENT OBJECTIVE AND POLICIES

Each Portfolio of the Trust has a different investment objective or objectives which it pursues through separate investment policies. The investment objective of the Salomon Money Market Portfolio is not fundamental and may be changed without the approval of a majority of the outstanding shares of the Portfolio. All other investment policies or limitations, unless otherwise specifically stated, are non-fundamental and may be changed by the Trustees of the Trust without a vote of the shareholders. There is no assurance that the Portfolio will achieve its objective. A complete list of investment restrictions, including those restrictions which cannot be changed without shareholder approval, is contained in the SAI. United States Treasury Regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance contracts generally require that such portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. The Portfolio intends to comply with the requirements of these Regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability or change the investment policies of one or more Portfolios or to take steps to liquidate one or more Portfolios. The Trust will not change any fundamental investment policy of a Portfolio without a vote of shareholders of that Portfolio.

Except as otherwise noted herein, if the securities rating of a debt security held by the Portfolio declines below the minimum rating for securities in which the Portfolio may invest, the Portfolio will not be required to dispose of the security, but the Portfolio's Sub-Adviser will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

In implementing its investment objective and policies, the Portfolio uses a variety of instruments, strategies and techniques which are described in more detail in the SAI. A description of the ratings systems used by the following nationally recognized statistical rating organizations ("NRSROs") is contained in Appendix A: Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). New instruments, strategies and techniques, however, are evolving continually and the Portfolio reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with liquidity and the stability of principal. The Portfolio invests in high-quality, short-term U.S. dollar-denominated money market instruments which are deemed to mature in thirteen months or less, and is managed so that the average portfolio maturity of all portfolio instruments (on a dollar-weighted basis) will not exceed 90 days. The Portfolio will be "diversified" within the meaning of the Investment Company Act of 1940 ("1940 Act"), and will seek to maintain a stable net asset value of $1.00 per share.

The types of obligations in which the Portfolio may invest include the following:

     (1) Securities issued or guaranteed by the U.S. Government or by agencies or instrumentalities thereof;

     (2) Obligations issued or guaranteed by U.S. and foreign banks ("Bank Obligations");

     (3) Commercial paper;

     (4) Corporate debt obligations, including variable rate obligations;

     (5) Short-term credit facilities;

     (6) Asset-backed securities; and

     (7) Other money market instruments;

The Portfolio will limit its portfolio investments to securities that are determined by the Sub-Adviser to present minimal credit risks pursuant to guidelines established by the Portfolio's Board of Trustees and which are "Eligible Securities" at the time of acquisition by the Portfolio. The term
"Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Portfolio acquires the security. The Portfolio may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than the greater of 1% of its total assets or $1 million in the Second Tier Securities of any one issuer.

The Portfolio may also enter into repurchase agreements with respect to the obligations identified above. While the maturity of the underlying securities in a repurchase agreement transaction may be more than thirteen months, the term of the repurchase agreement will always be less than thirteen months. For a description of repurchase agreements and their associated risks, see "Additional Investment Activities and Risk Factors - Repurchase Agreements."

Securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities include obligations of several kinds. Such securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance. Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality. The Portfolio will invest in such obligations only where the Sub-Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Bank Obligations that may be purchased by the Portfolio include certificates of deposit, commercial paper, bankers' acceptances and fixed time deposits. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. For a discussion of the risks associated with investing in bank obligations, see "Additional Investment Activities and Risk Factors - Bank Obligations."

The Portfolio's investments in corporate debt securities will consist of non-convertible corporate debt securities such as bonds and debentures of domestic issuers that have thirteen months or less remaining to maturity. Portfolio may invest in U.S. dollar-denominated securities of non-U.S. issuers, including obligations of non-U.S. banks or non-U.S. branches of U.S. banks and commercial paper and other corporate debt securities of non-U.S. issuers, where the Sub-Adviser deems the instrument to present minimal credit risks. Investments in non-U.S. banks and non-U.S. issuers present certain risks. See "Additional Investment Activities and Risk Factors - Foreign Securities."

The Portfolio may also invest in high quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which the Portfolio may invest. Dividends paid by the Portfolio derived from interest on municipal obligations that may be purchased by it will be taxable to shareholders for federal income tax purposes because the Portfolio will not qualify as an entity that can pass through the tax-exempt character of such interest.

The Portfolio may invest in floating and variable rate obligations with stated maturities in excess of thirteen months upon compliance with certain conditions contained in Rule 2a-7 promulgated under the 1940 Act, in which case such obligations will be treated, in accordance with Rule 2a-7, as having maturities not exceeding thirteen months. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the Portfolio may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The Portfolio will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The Sub-Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Portfolio may also invest in variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is not typically rated by a rating agency.

The Portfolio may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Portfolio treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

The Portfolio may also purchase asset-backed securities. Asset-backed securities represent defined interests in an underlying pool of assets. Such securities may be issued as pass-through certificates, which represent undivided fractional interests in the underlying pool of assets.

Alternatively, asset-backed securities may be issued as interests, generally in the form of debt securities, in a special purpose entity organized solely for the purpose of owning the underlying assets and issuing such securities. In the latter case, such securities are secured by and payable from a stream of payments generated by the underlying assets. The assets underlying asset-backed securities are often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables. Alternatively, the underlying assets may be particular types of securities, various contractual rights to receive payments and/or other types of assets. Asset-backed securities frequently carry credit protection in the form of extra collateral, subordinate certificates, cash reserve accounts, letters of credit or other enhancements. Any asset-backed securities held by the Portfolio must comply with its portfolio maturity and credit quality requirements.

Among the municipal obligations that the Portfolio may invest in are participation certificates in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a State or a political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, a lease obligation is frequently backed by the lessee's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "nonappropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Portfolio may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 10% of the Portfolio's net assets. The Portfolio may, however, invest without regard to such limitations in lease obligations which the Sub-Adviser pursuant to guidelines which have been adopted by the Board of Trustees and subject to the supervision of the Board, determines to be liquid.

The Portfolio may purchase securities on a firm commitment basis, including when-issued securities. See "Additional Investment Activities and Risk Factors - Firm Commitments and When-Issued Securities" for a description of such securities and their associated risks.

The foregoing investment policies and activities are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders.

                            INVESTMENT LIMITATIONS

The following investment restrictions and those described in the Statement of Additional Information are fundamental policies applicable to the Portfolio which may be changed only when permitted by law and approved by the holders of a majority of the Portfolio's outstanding voting securities, as defined in the 1940 Act. Except for the investment restrictions set forth below and in the Statement of Additional Information, the other policies and percentage limitations referred to in this Prospectus and in the Statement of Additional Information are not fundamental policies of the Portfolio and may be changed by the Board of Trustees of the Trust without shareholder approval.

If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

The Portfolio may not:

     (1) purchase the securities of any one issuer, other than the U.S. government, its agencies or instrumentalities, if immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer; provided, however, that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. government, its agencies or instrumentalities; and provided, further, that the Portfolio may invest more than 5% (but no more than 25%) of the value of the Portfolio's total assets in the securities of a single issuer;

     (2) borrow money except as a temporary measure from banks for extraordinary or emergency purposes, and in no event in excess of 15% of the value of its total assets, except that for the purpose of this restriction, short-term credits necessary for settlement of securities transactions are not considered borrowings (the Portfolio will not purchase any securities at any time while such borrowings exceed 5% of the value of its total assets);

     (3) invest more than 10% of the value of its net assets in securities which are illiquid, including repurchase agreements having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties and having notice periods of more than seven days and receivables-backed obligations and variable amount master demand notes that are not readily saleable in the secondary market and with respect to which principal and interest may not be received within seven days.

     (4) pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 20% of the value of its total assets, and then only to secure borrowings permitted by (2) above.

With respect to investment limitation (1), the Portfolio intends (as a matter of non-fundamental policy) to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Portfolio's total assets at the time of purchase, provided that the Portfolio may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days.

              ADDITIONAL INVESTMENT ACTIVITIES AND RISK FACTORS

BANK OBLIGATIONS

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations.

Investors should also be aware that securities issued or guaranteed by foreign banks, foreign branches of U.S. banks, and foreign government and private issuers may involve investment risks in addition to those relating to domestic obligations. See "--Foreign Securities" below. The Portfolio will not purchase bank obligations which the Sub-Adviser believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. Repurchase agreements may be characterized as loans which are collateralized by the underlying securities. The Portfolio will enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Portfolio. The Portfolio will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Sub-Adviser based on guidelines established by the Trust's Board of Trustees, are deemed creditworthy. The Sub-Adviser will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Portfolio requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation. In the event of default by the seller under the repurchase agreement, the Portfolio could experience losses that include: (i) possible decline in the value of the underlying security during the period which the Portfolio seeks to enforce its rights thereto; (ii) additional expenses to the Portfolio for enforcing those rights; (iii) possible loss of all or part of the income or proceeds of the repurchase agreement; and (iv) possible delay in the disposition of the underlying security pending court action or possible loss of rights in such securities. Repurchase agreements with maturities of more than seven days will be treated as illiquid securities by the Portfolio.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

The Portfolio may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Portfolio will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Portfolio will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

RESTRICTED SECURITIES AND SECURITIES WITH LIMITED TRADING MARKETS

The Portfolio may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Investments in securities which are "restricted" may involve added expenses to the Portfolio should the Portfolio be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Portfolio with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.

FOREIGN SECURITIES

Investors should recognize that investing in the securities of foreign issuers involves special considerations which are not typically associated with investing in the securities of U.S. issuers. Investments in securities of foreign issuers may involve risks arising from restrictions on foreign investment and repatriation of capital, from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and relative illiquidity of foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates. Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Portfolio's income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Portfolio, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Portfolio to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy. In addition, there may be less publicly-available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. Finally, in the event of a default in any such foreign obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of such obligations.

BORROWING

The Portfolio may borrow in certain limited circumstances. See "Investment Limitations." Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the return on the Portfolio's investments. Although the principal of any borrowing will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. The Portfolio may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the Sub-Adviser's strategy and the ability of the Portfolio to comply with certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") in order to provide "pass-through" tax treatment to shareholders. Furthermore, if the Portfolio were to engage in borrowing, an increase in interest rates could increase the Portfolio's interest expense.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Portfolio's Sub-Adviser in the best interests of the shareholders. The Portfolio intends to limit portfolio trading to the extent practicable and consistent with its investment objectives. The Portfolio's portfolio turnover rate may vary from year to year, as well as within a year.

The Sub-Adviser seeks to enhance the Portfolio's yield by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Portfolio may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of the proceeds are expected to enhance yield consistent with the Sub-Adviser's judgment as to a desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or considerations. Subsequent to its purchase, a portfolio security may be assigned a lower rating or cease to be rated. Such an event would not require the disposition of the instrument, but the Sub-Adviser will consider such an event in determining whether the Portfolio should continue to hold the security. The policy of the Portfolio regarding dispositions of portfolio securities and its policy of investing in securities deemed to have maturities of thirteen months or less will result in high portfolio turnover. A higher rate of portfolio turnover results in increased transaction costs to the Portfolio in the form of dealer spreads.

                           MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under an Investment Advisory Agreement dated January 9, 1996, LPIMC Insurance Marketing Services, 1755 Creekside Oaks Drive, Sacramento, CA 95833 (the "Adviser"), manages the investment strategies and policies of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is a registered investment adviser organized under the laws of California. The Adviser is a wholly-owned subsidiary of the Life Company.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide such services required for effective administration of the Trust as are now provided by employees or other agents engaged by the Trust. The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust. The Investment Advisory Agreement provides that the Adviser may retain sub-advisers, at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios of the Trust.

As full compensation for its services under the Investment Advisory Agreement with respect to the Salomon Money Market Portfolio, the Trust will pay the Adviser a monthly fee at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                                    ADVISORY FEE
------------------------------  --------------------------------------

Salomon Money Market Portfolio  .45% of first $50 million of average daily net assets

                                .425% of next $100 million of average
                                daily net assets

                                .40% of next $150 million of average
                                daily net assets

                                .35% of next $200 million of average
                                daily net assets

                                .325% of average daily net assets over
                                and above $500 million.



ADVISORY FEE WAIVER

The Adviser has agreed to waive its advisory fee for the Portfolio for the initial six (6) months of the Portfolio's investment operations.

EXPENSE REIMBURSEMENT

The Life Company has voluntarily agreed to reimburse the Portfolio for certain expenses (excluding brokerage commissions and management fees) in excess of 0.89%. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolio. If expenses were not reimbursed, anticipated actual expenses would be approximately 2.83% for the year ending December 31, 1996.

ORGANIZATIONAL EXPENSES OF THE TRUST

The Life Company will pay for all organizational expenses of the Trust including contribution of the initial "seed money" to the Trust.

SUB-ADVISER

The Adviser has engaged the Sub-Adviser for the Portfolio to make investment decisions and place orders. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, the Portfolio's Sub-Adviser is responsible for the day-to-day investment management of the Portfolio, makes investment decisions for the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made as provided in a Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Trust.

The Sub-Adviser for the Portfolio is Salomon Brothers Asset Management Inc. The Sub-Adviser is an indirect, wholly-owned subsidiary of Salomon Inc incorporated in 1987, and an affiliate of Salomon Brothers Inc. The business address of the Sub-Adviser is 7 World Trade Center, New York, New York 10048. Through its office in New York and affiliates in London, Frankfurt and Tokyo, the Sub-Adviser provides a full range of fixed income and equity investment advisory services for its individual and institutional clients around the world, including central banks, pension funds, endowments, insurance companies and various investment companies (including portfolios thereof). As of December 31, 1995, the Sub-Adviser and its affiliates had investment advisory responsibility for approximately $13 billion of assets. The Sub-Adviser has access to Salomon Brothers Inc's more than 400 economists, mortgage, bond, sovereign and equity analysts.

SUB-ADVISORY FEES

Under the terms of the Sub-Advisory Agreement, the Adviser shall pay to the Sub-Adviser, as full compensation for services rendered under the Sub-Advisory Agreement with respect to the Portfolio, monthly fees at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                                 SUB-ADVISORY FEE
-----------------------------   ------------------------------------

Salomon Money Market Portfolio  .20% of first $50 million of average daily net assets.

                                .175% of the next $100 million of
                                average daily net assets

                                .15% of the next $150 million of
                                average daily net assets

                                .10% of the next $200 million of
                                average daily net assets

                                .075% of average daily net assets
                                over and above $500 million



SUB-ADVISORY FEE WAIVER

The Sub-Adviser has agreed to waive its entire sub-advisory fee due under the Sub-Advisory Agreement for the initial six (6) months of the Portfolio's investment operations.

                            SALES AND REDEMPTIONS

The Trust sells shares only to the separate accounts of the Life Company as a funding vehicle for the VA Contracts offered by the Life Company. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust will be passed through to the separate accounts of the Life Company, and therefore, will be ultimately borne by VA Contract owners. In addition, other fees and expenses will be assessed by the Life Company at the separate account level. (See the Prospectus for the VA Contract for a description of all fees and charges relating to the VA Contract.)

The separate account of the Life Company places orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of contributions to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts issued by the Life Company. Orders received by the Trust are effected on days on which the New York Stock Exchange is open for trading, at the net asset value per share next determined after receipt of the order. For orders received before 4:00 p.m. New York time, such purchases and redemptions of shares of each Portfolio are effected at the respective net asset values per share determined as of 4:00 p.m. New York time on that day. See "Net Asset Value", below and "Determination of Net Asset Value" in the Trust's SAI. Payment for redemptions will be made within seven days after receipt of a redemption request in good order. No fee is charged the separate account of the Life Company when it redeems Portfolio shares. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

The Trust may suspend the right of redemption of shares of the Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which makes the sale of portfolio securities or the determination of net asset value not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                               NET ASSET VALUE

The Portfolio calculates the net asset value of its shares by dividing the total value of its assets (the securities held by the Portfolio, plus any cash or other assets, including interest and dividends accrued but not yet received), less its total liabilities, by the total number of shares outstanding. Shares are valued as of 12:00 noon (Eastern Time) each day the New York Stock Exchange is open. The Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a stable net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the Statement of Additional Information for a more complete description of the amortized cost method.

                           PERFORMANCE INFORMATION

From time to time the Salomon Money Market Portfolio may make available information as to its "yield" and "effective yield." The "yield" of the Salomon Money Market Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Salomon Money Market Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Any Portfolio performance information presented will also include performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts.

Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its Sub-Adviser by various publications and statistical services, including, for example, SEI, Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, Morningstar, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, Kiplinger's Personal Finance, and Financial Services Week. Any such comparisons or rankings are based on past performance and the statistical computation performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing in a wide variety of securities, the securities owned by the Portfolio will not match those making up an index.

                   TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

The Portfolio intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such an electing regulated investment company, the Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent that at least 90% of such income and gains are distributed to the separate account of the Life Company which hold its shares. For further information concerning federal income tax consequences for the holders of the VA Contracts of the Life Company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

The Portfolio intends to declare as a dividend substantially all of its net investment income at the close of each business day to the Portfolio's shareholders of record at 12:00 noon (Eastern Time) on that day, and will pay such dividends monthly. Net realized short-term capital gains of the Portfolio, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but in any event at least once a year. The Portfolio does not expect to realize any long-term capital gains. Distributions of ordinary income and capital gains will be made in shares of the Portfolio unless an election is made on behalf of a separate account to receive distributions in cash. The Life Company will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

                            ADDITIONAL INFORMATION

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 23, 1995, as amended (the "Declaration of Trust"). Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights.

The Trust is authorized to subdivide each series (Portfolio) into two or more classes. Currently, shares of the Portfolios are divided into Class A and Class B. Each class of shares of a Portfolio is entitled to the same rights and privileges as all other classes of the Portfolio, provided however, that each class bears the expenses related to its distribution arrangements, as well as any other expenses attributable to the class and unrelated to managing the Portfolio's portfolio securities. Any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Through this Prospectus, the Trust offers Class A shares in the Portfolio.

The Trust's custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


                     APPENDIX A - RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS

     PRIME-1 - Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The two highest categories are as follows:

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES

     MIG-1/VMIG-1 - Notes rated MIG-1/VMIG-1 are of the best quality. There is present strong protection by established cash flows superior liquidity support or broad-based access to the market for refinancing.

     MIG-2/VMIG-2 - Notes which are rated MIG-2/VMIG-2 are of high quality. Margins of protection are ample though not so large as in the preceding group.

STANDARD & POOR'S RATINGS OF STATE AND MUNICIPAL NOTES

     SP-1 - Notes which are rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 - Notes which are rated SP-2 have a satisfactory capacity to pay principal and interest.

FITCH SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

     F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 - Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     LOC - The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                     BERKELEY SMALLER COMPANIES PORTFOLIO
                     LPT VARIABLE INSURANCE SERIES TRUST
                          1755 CREEKSIDE OAKS DRIVE
                        SACRAMENTO, CALIFORNIA  95833

                                CLASS A SHARES

LPT Variable Insurance Series Trust (the "Trust") is an open-end, series management investment company which currently offers shares of beneficial interest of eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE BERKELEY SMALLER COMPANIES PORTFOLIO ONLY. This Portfolio is currently available to the public only through variable annuity contracts ("VA Contracts") issued by London Pacific Life and Annuity Company ("Life Company").

Please read this Prospectus before investing in the Berkeley Smaller Companies Portfolio and keep it for future reference. The Prospectus contains information about the Berkeley Smaller Companies Portfolio that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") dated February 9, 1996 is available without charge upon request and may be obtained by calling the Life Company at (800) 852-3152 or by writing to the Life Company's Annuity Service Center, P.O. Box 29564, Raleigh, North Carolina 27626. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PURCHASER OF A VA CONTRACT SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR HIS OR HER VA CONTRACT.

                   PROSPECTUS DATED February 9, 1996


                              TABLE OF CONTENTS
                                                                          PAGE

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS
Investment Techniques Followed by the Portfolio
General Policies
Principal Risk Factors
Investment Restrictions

MANAGEMENT OF THE TRUST
Investment Adviser
Advisory Fee Waiver
Expense Reimbursement
Organizational Expenses of the Trust
Sub-Adviser
Sub-Advisory Fees
Sub-Advisory Fee Waiver
Allocation of Portfolio Transactions

SALES AND REDEMPTIONS

NET ASSET VALUE

PERFORMANCE INFORMATION

TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

ADDITIONAL INFORMATION

APPENDIX A - RATINGS OF INVESTMENTS



            INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

Each Portfolio of the Trust has a different investment objective or objectives which it pursues through separate investment policies. The investment objective of the Berkeley Smaller Companies Portfolio is not fundamental and may be changed without the approval of a majority of the outstanding shares of the Portfolio. All other investment policies or limitations, unless otherwise specifically stated, are non-fundamental and may be changed by the Trustees of the Trust without a vote of the shareholders. There is no assurance that the Portfolio will achieve its objective. A complete list of investment restrictions, including those restrictions which cannot be changed without shareholder approval, is contained in the SAI. United States Treasury Regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance contracts generally require that such portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. The Portfolio intends to comply with the requirements of these Regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability or change the investment policies of one or more Portfolios or to take steps to liquidate one or more Portfolios. The Trust will not change any fundamental investment policy of a Portfolio without a vote of shareholders of that Portfolio.

Except as otherwise noted herein, if the securities rating of a debt security held by the Portfolio declines below the minimum rating for securities in which the Portfolio may invest, the Portfolio will not be required to dispose of the security, but the Portfolio's Sub-Adviser will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

In implementing its investment objective and policies, the Portfolio uses a variety of instruments, strategies and techniques which are described in more detail in the SAI. With respect to the Portfolio's investment policies, use of the term "primarily" means that under normal circumstances, at least 65% of such Portfolio's assets will be invested as indicated. A description of the ratings systems used by the following nationally recognized statistical rating organizations ("NRSROs") is contained in the Appendix: Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). New instruments, strategies and techniques, however, are evolving continually and the Portfolio reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented.

INVESTMENT TECHNIQUES FOLLOWED BY THE PORTFOLIO

The Berkeley Smaller Companies Portfolio seeks long-term capital appreciation by investing primarily in equity securities of those smaller companies that the Sub-Adviser believes may be the industry leaders of tomorrow. The Portfolio will select its portfolio investments primarily from among U.S. and foreign companies with individual market capitalizations which would, at the time of purchase, place them in the same size range as companies included in the NASDAQ Composite Index, excluding its top 75 companies. Based on this policy and recent U.S. share prices, the companies in which the Portfolio invests typically will have individual market capitalizations of less than $1.0 billion ("smaller companies"). Under normal market conditions, the Portfolio will invest at least 65% of its total assets in smaller companies. normal market conditions, it is expected that at least 80% of the Portfolio's total assets will be invested in common stocks. The Portfolio may also invest up to 20% of its total assets in other types of securities with equity characteristics such as preferred stocks, convertible securities, warrants, units and rights. Under normal market conditions, the Portfolio will not invest more than 35% of its total assets in the securities of issuers located in any one country (other than the United States). The Portfolio may invest in both exchange-listed and over-the-counter ("OTC") securities. Although the Portfolio may receive current income from dividends, interest and other sources, income is only an incidental consideration in the selection of the Portfolio's investments. Subject to prevailing market conditions, not more than 5% of the Portfolio's total assets will be invested in the securities of any one issuer (excluding the United States Government and its agencies), and not more than 25% of the Portfolio's total assets will be invested in any one industrial classification.

GENERAL POLICIES

ADRS AND EDRS. The Portfolio may also invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. The issuance of ADRs is typically administered by a U.S. bank or trust company, and they evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically through arrangements with foreign banks and trust companies, that evidence ownership of either foreign or U.S. underlying securities. Unsponsored ADR and EDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

TEMPORARY STRATEGIES. Pending investment of proceeds from new sales of Portfolio shares, to meet ordinary daily cash needs, and to retain the flexibility to respond promptly to changes in market and economic conditions, the Sub-Adviser may employ a temporary defensive investment strategy for the Portfolio if the Sub-Adviser determines such a strategy to be warranted. It is impossible to predict when or for how long the Sub-Adviser may employ such strategies. Under such a strategy, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its respective assets in short-term high quality money market instruments. For debt obligations other than commercial paper, this includes securities rated, at the time of purchase, at least AA by Standard & Poor's or Aa by Moody's, or if unrated, determined to be of comparable quality by the Sub-Adviser. For commercial paper, this includes securities rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 by Moody's, or if unrated, determined to be of comparable quality by the Sub-Adviser. See "Appendix A" for a description of these ratings.

HEDGING STRATEGIES. The Portfolio may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with the Portfolio's present and planned investments. There can be no assurance that such efforts will succeed. It is currently intended that the Portfolio will place at risk no more than 5% of its net assets in any one of the following categories of transactions or securities: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate futures and options thereon, and securities futures and options thereon.

Participation in the options or futures markets and in currency exchange transactions involves investment risks and transactions costs to which the Portfolio would not be subject absent the use of these strategies. If the Sub-Adviser's prediction of movements in the direction of interest rates, securities prices, or currency markets are inaccurate, the adverse consequences to the Portfolio may leave the Portfolio in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options thereon include: (1) dependence on the Sub-Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) the imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities;
(4) the possible absence of a liquid secondary market for a particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. The Portfolio's ability to enter into futures contracts and options thereon is limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company. These hedging techniques are described in the SAI.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements in which the Portfolio acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be collateralized in an amount at least equal to the current market value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. government securities or other high grade liquid debt securities which the Portfolio's custodian, or a designated sub-custodian, segregated from other Portfolio assets. In segregating such assets, the Portfolio's custodian either places them in a segregated account or separately identifies them and renders them unavailable for investment by the Portfolio.

PRINCIPAL RISK FACTORS

MARKET  RISK.   The Portfolio is subject to market risk (i.e., the possibility that stock prices will decline over short, or even extended, periods).

RISKS OF INVESTING IN SMALLER COMPANIES. Shares of the Portfolio are an appropriate investment for prospective investors who are willing and able to assume the risks associated with the types of investments made by the Portfolio. The smaller companies in which the Portfolio primarily invests often have rates of sales, earnings, growth and share price appreciation that exceed those of larger companies. However, such companies also often have limited product lines, markets or financial resources, and investors should note that stocks of smaller companies may have limited marketability and typically experience more market price volatility than stocks of larger companies, and the Portfolio's net asset value may reflect this volatility.

FOREIGN SECURITIES. Equity and bond markets outside of the United States have, in fact, significantly outperformed United States markets from time to time, and the Sub-Adviser believes that investments in securities of companies based outside of the United States may provide greater long-term investment returns than would be available from investing solely in United States securities. It is important, however, to recognize that investments in securities of foreign issuers involve greater risks than investments in United States companies. There may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and listed companies. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable United States companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States, which could affect the liquidity of the Portfolio's portfolio. Security trading practices abroad may offer less protection to investors such as the Portfolio. Additionally, in some foreign countries, there exists the possibility of expropriation, nationalization of issuers or confiscatory taxation, limitations on the removal of securities, property or other assets, political or social instability, including war or other armed conflict, or diplomatic developments which could affect United States investments in those countries. The performance of individual foreign economies may also compare unfavorably to that of the United States economy, and the United States dollar value of securities denominated in currencies other than the United States dollar may be affected unfavorably by exchange rate movements. Each of these factors could adversely affect the value of the Portfolio's shares, as well as the value of dividends and interest earned by the Portfolio and gains which may be realized.

Foreign governments may withhold taxes (typically at a rate between 10% and 35% of the gross amount paid) from dividends or interest paid with respect to securities held by the Portfolio, decreasing the net asset value of the Portfolio. Some foreign securities are subject to brokerage taxes levied by foreign governments, increasing the cost of such securities and reducing the realized gain, or increasing the realized loss, on such securities at the time of sale.

The Portfolio may invest in companies located within emerging or developing countries, which involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. The Sub-Adviser believes that these characteristics of emerging markets can be expected to continue in the future. In addition, throughout the countries commonly referred to as the Eastern Bloc, the lack of a capital market structure or market-oriented economy and the possible reversal of recent favorable economic, political and social events in some of those countries present greater risks than those associated with more developed, market-oriented Western European countries and markets. See "Description of Securities, Investment Policies and Risk Factors" in the SAI for a description of these and other risks of investing in the Portfolios. The special risks of investment in foreign exchange contracts, interest rate and forward currency futures contracts, options on foreign currencies, and stock index futures contracts (and options on such futures contracts) are described in the SAI.

INVESTMENT RESTRICTIONS

The Portfolio is a diversified series of the Trust. A diversified series of shares of an investment company is required, under the 1940 Act, to follow certain guidelines in managing its investments which may help to reduce risk. See "Other Policies" in the SAI.

As a non-fundamental policy, the Portfolio may not invest more than 5% of its net assets in securities restricted as to resale or in illiquid securities. The Portfolio may not invest 25% or more of its total assets in any one industry (other than United States Government and agency obligations). In addition, the Portfolio may not borrow money or mortgage or pledge any of its assets (except that the Portfolio may borrow from banks, for temporary or emergency purposes, up to 33 1/3% of its total assets and pledge up to 33 1/3% of its total assets in connection therewith). Any borrowings that come to exceed the 33 1/3% limitation will be reduced within three days. The Portfolio may not purchase securities when its borrowings exceed 5% of its assets. The Portfolio may not make loans if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other parties except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objectives, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. Portfolio securities may be loaned only if continuously collateralized at least 100% by "marking-to-market" daily.

See the SAI for the full text of these restrictions and the Portfolio's other investment policies. Except for those investment restrictions designated as fundamental in the SAI, the investment policies described in this Prospectus and in the SAI are not fundamental policies. The Trust's Board of Trustees may change a non-fundamental investment policy without shareholder approval.

                           MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under an Investment Advisory Agreement dated January 9, 1996, LPIMC Insurance Marketing Services, 1755 Creekside Oaks Drive, Sacramento, CA 95833 (the "Adviser"), manages the investment strategies and policies of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is a registered investment adviser organized under the laws of California. The Adviser is a wholly-owned subsidiary of the Life Company.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide such services required for effective administration of the Trust as are now provided by employees or other agents engaged by the Trust. The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust. The Investment Advisory Agreement provides that the Adviser may retain sub-advisers, at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios of the Trust.

As full compensation for its services under the Investment Advisory Agreement with respect to the Berkeley Smaller Companies Portfolio, the Trust will pay the Adviser a monthly fee at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                                         ADVISORY FEE
------------------------------------  -------------------------------------

Berkeley Smaller Companies Portfolio  1.00% of first $10 million of average daily net assets

                                      .75% of average daily net assets
                                      over and above $10 million

ADVISORY FEE WAIVER

The Adviser has agreed to waive its advisory fee for the Portfolio for the initial six (6) months of the Portfolio's investment operations.

EXPENSE REIMBURSEMENT

The Life Company has voluntarily agreed to reimburse the Portfolio for certain expenses (excluding brokerage commissions and management fees) in excess of 1.39%. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolio. If expenses were not reimbursed, anticipated actual expenses would be approximately 1.81% for the year ending December 31, 1996.

ORGANIZATIONAL EXPENSES OF THE TRUST

The Life Company will pay for all organizational expenses of the Trust including contribution of the initial "seed money" to the Trust.

SUB-ADVISER

The Adviser has engaged the Sub-Adviser for the Portfolio to make investment decisions and place orders. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, the Portfolio's Sub-Adviser is responsible for the day to day investment management of the Portfolio, makes investment decisions for the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made as provided in a Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Trust.

The Sub-Adviser for the Portfolio is Berkeley Capital Management. The Sub-Adviser is a registered investment adviser whose principal office is located at 650 California Street, 28th Floor, San Francisco, California 94108. The Sub-Adviser is an affiliate of Govett & Co. The Sub-Adviser has been engaged in the investment management business since 1972, and currently manages approximately $1.8 billion in assets for both institutional and retail clients. Its investment management activities include investment in equities (ranging from small capitalization to large capitalization companies), a full range of fixed income securities, and asset allocation strategies. Berkeley Capital Management is a wholly-owned subsidiary of the London Pacific Group Limited, a corporation listed on the London Stock Exchange and the NASDAQ market system with a market valuation of approximately $220 million. The London Pacific Group, which manages or administers investment funds valued at approximately $4.4 billion, maintains offices in Jersey (Channel Islands), Sacramento, Raleigh, San Francisco and San Diego.

The portfolio manager for the Portfolio is Jeffrey M.K. Bernstein, who has been a portfolio manager with the Sub-Adviser since 1995. Mr. Bernstein graduated from Union College in 1988 and upon graduating, was employed by 13D Research as a Securities Analyst. Subsequently, he worked as Vice President, Investments and Securities Analyst at Cowen & Company. Immediately before joining Berkeley Capital Management, formerly Govett Asset Management Company, he was Vice President, Portfolio Manager at Bankers Trust Company. While at Bankers Trust and since 1993, he was integrally involved as manager of the BT Special Opportunity collective investment fund and assistant portfolio manager for all of the bank's small and mid-cap funds under the Global Investment Management division, including the BT Investment Small Cap Fund.

SUB-ADVISORY FEES

Under the terms of the Sub-Advisory Agreement, the Adviser shall pay to the Sub-Adviser, as full compensation for services rendered under the Sub-Advisory Agreement with respect to the Portfolio, monthly fees at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                                       SUB-ADVISORY FEE
-----------------------------------   ------------------------------------

Berkeley Smaller Companies Portfolio  .75% of first $10 million of average daily net assets.

                                      .50% of average daily net assets
                                      over and above $10 million.



SUB-ADVISORY FEE WAIVER

The Sub-Adviser has agreed to waive its entire sub-advisory fee due under the Sub-Advisory Agreement for the initial six (6) months of the Portfolio's investment operations.

ALLOCATION OF PORTFOLIO TRANSACTIONS

Neither the Adviser nor the Sub-Adviser has any agreement or commitment to place orders with any particular securities dealer or dealers with respect to the Portfolio. In placing orders for the Portfolio's investment transactions, the Sub-Adviser seeks the best net results, analyzing such factors as price, size of order, difficulty of execution and the operational capabilities of the firm involved. Prior to making an investment, the Sub-Adviser performs considerable research on the specified company and country. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case there are no commissions or discounts. Dealers may receive commissions on futures, currency and options transactions. Commissions on trades made through foreign securities exchanges or OTC markets typically are fixed and generally are higher than those made through United States securities exchanges or OTC markets.

Consistent with its obligation to obtain the best net results, the Sub-Adviser may consider research and brokerage services provided by the securities broker-dealer as a factor in considering through whom portfolio transactions
will  be  effected.   The Portfolio may pay to those securities broker-dealers
who provide brokerage and research services to the Sub-Adviser a higher commission than that charged by other securities broker-dealers if the Sub-Adviser determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of the Sub-Adviser to the Portfolio and to any other accounts over which the Sub-Adviser exercises investment discretion.

The frequency of portfolio transactions, a Portfolio's turnover rate, will vary from year to year depending on market conditions. The portfolio turnover rate of the Portfolio is not expected to exceed 400%. Because a high turnover rate (over 100%) increases transaction costs and may increase the incidence of federal taxation on a Portfolio's capital, the Sub-Adviser will carefully weigh the anticipated benefits of a portfolio transaction against expected transaction costs and tax consequences. The Sub-Adviser will not engage in short-term trading other than what is necessary for the prudent management of the Portfolio's portfolio.

                            SALES AND REDEMPTIONS

The Trust sells shares only to the separate accounts of the Life Company as a funding vehicle for the VA Contracts offered by the Life Company. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust will be passed through to the separate accounts of the Life Company, and therefore, will be ultimately borne by VA Contract owners. In addition, other fees and expenses will be assessed by the Life Company at the separate account level. (See the Prospectus for the VA Contract for a description of all fees and charges relating to the VA Contract.)

The separate account of the Life Company places orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of contributions to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts issued by the Life Company. Orders received by the Trust are effected on days on which the New York Stock Exchange is open for trading, at the net asset value per share next determined after receipt of the order. For orders received before 4:00 p.m. New York time, such purchases and redemptions of shares of each Portfolio are effected at the respective net asset values per share determined as of 4:00 p.m. New York time on that day. See "Net Asset Value", below and "Determination of Net Asset Value" in the Trust's SAI. Payment for redemptions will be made within seven days after receipt of a redemption request in good order. No fee is charged the separate account of the Life Company when it redeems Portfolio shares. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which makes the sale of portfolio securities or the determination of net asset value not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                               NET ASSET VALUE

Each Portfolio calculates the net asset value of its shares by dividing the total value of its assets (the securities held by the Portfolio, plus any cash or other assets, including interest and dividends accrued but not yet received), less its total liabilities, by the total number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (usually considered 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are valued using amortized cost, which the Trust's Board of Trustees has determined approximates market value. Amortized cost valuation means that a debt security with a maturity at purchase of 60 days or less is valued at its acquisition cost and a debt security originally purchased with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at their fair value following procedures approved by the Trust's Board of Trustees. See "Determination of Net Asset Value" in the SAI for a description of the special valuation procedures for options and futures contracts.

This Portfolio may invest in foreign securities listed on foreign stock exchanges or debt securities of the United States and foreign governments and corporations. Some of these securities trade on days other than Business Days, as defined below. Foreign securities quoted in foreign currencies are translated into United States dollars at the exchange rates at 1:00 p.m. Eastern Time or at such other rates as a Sub-Adviser may determine to be appropriate in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the United States dollar will affect the net asset value of the Portfolio's shares even though there has not been any change in the market values of such securities.

Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closing of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the net asset value of the Portfolios. If an event materially affecting the value of such foreign securities occurs during such period of which a Sub-Adviser becomes aware, then such securities will be valued at fair value as determined in good faith, or in accordance with procedures adopted, by the Trust's Board of Trustees.

                           PERFORMANCE INFORMATION

Performance information for each of the Portfolios may also be presented from time to time in advertisements and sales literature. The Portfolios may advertise several types of performance information. These are the "yield," "average annual total return" and "aggregate total return". Each of these figures is based upon historical results and is not necessarily representative of the future performance of any Portfolio.

The yield of a Portfolio's shares is determined by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the net asset value per share at the end of the valuation period. The average annual total return and aggregate total return figures measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in, the Portfolio's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Portfolio's shares during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. For more information regarding the computation of yield, average annual total return and aggregate total return, see "Performance Information" in the SAI.

Any Portfolio performance information presented will also include performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts.

Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their Sub-Advisers by various publications and statistical services, including, for example, SEI, Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, Morningstar, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, Kiplinger's Personal Finance, and Financial Services Week. Any such comparisons or rankings are based on past performance and the statistical computation performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index.

Although the Berkeley Smaller Companies Portfolio is newly-organized and does not yet have its own performance record, it has the same investment objective and follows substantially the same investment strategies as the Govett Smaller Companies Fund of The Govett Funds, Inc., a mutual fund whose shares are sold to the public. The Sub-Adviser for the Berkeley Smaller Companies Portfolio is the investment sub-adviser of the Govett Smaller Companies Fund.

Set forth below is the historical performance of the Govett Smaller Companies Fund. Investors should not consider this performance data as an indication of the future performance of the Berkeley Smaller Companies Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Govett Smaller Companies Fund, and not those to be paid by the Portfolio. The figures also do not reflect the deduction of any insurance fees or charges which are imposed by the Life Company in connection with its sale of VA Contracts. Investors should refer to the separate account prospectus describing the VA Contracts for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the Portfolio. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Berkeley Smaller Companies Portfolio to calculate its own performance.

The following table shows the average annualized total returns for the fiscal year ended December 31, 1995, of a 1-year investment and a 3-year investment and of an investment since inception in the Govett Smaller Companies Fund, as well as a comparison with the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of the stock market.


                                                            Since     Inception
                                                          ----------  ---------
Fund                                     1 Year   3 Year  Inception     Date
--------------------------------------  -------  -------  ----------  ---------

Govett Smaller Companies Fund.........   68.99%   51.08%   51.08%     12/31/92

Standard & Poor's 500 Stock Index.....   37.53%   15.32%   15.32%     From 1/1/93

                   TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

Each Portfolio of the Trust intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent that at least 90% of such income and gains are distributed to the separate account of the Life Company which hold its shares. For further information concerning federal income tax consequences for the holders of the VA Contracts of the Life Company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account to receive distributions in cash. The Life Company will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

                            ADDITIONAL INFORMATION

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 23, 1995, as amended (the "Declaration of Trust"). Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights.

The Trust is authorized to subdivide each series (Portfolio) into two or more classes. Currently, shares of the Portfolios are divided into Class A and Class B. Each class of shares of a Portfolio is entitled to the same rights and privileges as all other classes of the Portfolio, provided however, that each class bears the expenses related to its distribution arrangements, as well as any other expenses attributable to the class and unrelated to managing the Portfolio's portfolio securities. Any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Through this Prospectus, the Trust offers Class A shares in the Portfolio.

The Trust's custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


                     APPENDIX A - RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

CORPORATE BONDS

     STANDARD & POOR'S CORPORATION BOND RATINGS

     AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issue only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than in AAA securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                    LEXINGTON CORPORATE LEADERS PORTFOLIO
                     LPT VARIABLE INSURANCE SERIES TRUST
                          1755 CREEKSIDE OAKS DRIVE
                        SACRAMENTO, CALIFORNIA  95833

                                CLASS A SHARES

LPT Variable Insurance Series Trust (the "Trust") is an open-end, series management investment company which currently offers shares of beneficial interest of eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE LEXINGTON CORPORATE LEADERS PORTFOLIO ONLY. This Portfolio is currently available to the public only through variable annuity contracts ("VA Contracts") issued by London Pacific Life and Annuity Company ("Life Company"). VA Contract Owners are not "shareholders" of the Portfolio. Rather, the Life Company and its separate account(s) are the Portfolio's shareholders. This Portfolio is a non-diversified Portfolio of the Trust.

Please read this Prospectus before investing in the Lexington Corporate Leaders Portfolio and keep it for future reference. The Prospectus contains information about the Lexington Corporate Leaders Portfolio that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") dated February 9, 1996 is available without charge upon request and may be obtained by calling the Life Company at (800) 852-3152 or by writing to the Life Company's Annuity Service Center, P.O. Box 29564, Raleigh, North Carolina 27626. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PURCHASER OF A VA CONTRACT SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR HIS OR HER VA CONTRACT.

                    PROSPECTUS DATED February 9, 1996


                              TABLE OF CONTENTS
                                                                          PAGE

INVESTMENT OBJECTIVE AND POLICIES
Temporary Investments
Investment Restrictions
Repurchase Agreements
Investment Risks
Portfolio Turnover

MANAGEMENT OF THE TRUST
Investment Adviser
Advisory Fee Waiver
Expense Reimbursement
Organizational Expenses of the Trust
Sub-Adviser
Sub-Advisory Fees

SALES AND REDEMPTIONS

NET ASSET VALUE

PERFORMANCE INFORMATION

TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

ADDITIONAL INFORMATION



                      INVESTMENT OBJECTIVE AND POLICIES

Each Portfolio of the Trust has a different investment objective or objectives which it pursues through separate investment policies. The investment objective of the Lexington Corporate Leaders Portfolio is not fundamental and may be changed without the approval of a majority of the outstanding shares of the Portfolio. All other investment policies or limitations, unless otherwise specifically stated, are non-fundamental and may be changed by the Trustees of the Trust without a vote of the shareholders. There is no assurance that the Portfolio will achieve its objective. A complete list of investment restrictions, including those restrictions which cannot be changed without shareholder approval, is contained in the SAI. United States Treasury Regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance contracts generally require that such portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. The Portfolio intends to comply with the requirements of these Regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability or change the investment policies of one or more Portfolios or to take steps to liquidate one or more Portfolios. The Trust will not change any fundamental investment policy of a Portfolio without a vote of shareholders of that Portfolio.

Except as otherwise noted herein, if the securities rating of a debt security held by the Portfolio declines below the minimum rating for securities in which the Portfolio may invest, the Portfolio will not be required to dispose of the security, but the Portfolio's Sub-Adviser will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

In implementing its investment objective and policies, the Portfolio uses a variety of instruments, strategies and techniques which are described in more detail in the SAI. With respect to the Portfolio's investment policies, use of the term "primarily" means that under normal circumstances, at least 65% of such Portfolio's assets will be invested as indicated. A description of the ratings systems used by the following nationally recognized statistical rating organizations ("NRSROs") is contained in the SAI: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), Thomson Bankwatch, Inc., IBCA Limited and IBCA Inc. New instruments, strategies and techniques, however, are evolving continually and the Portfolio reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented.

The Portfolio's investment objective is to seek long-term capital growth and income through investment in the common stocks of large, well-established companies. The Portfolio will seek to maintain an equal number of shares in each of the companies in which it invests. The companies in which the Portfolio will invest have a large market capitalization (in excess of $1.0 billion), an established history of earnings and dividend payments, a large number of publicly held shares and high trading volume and a high degree of liquidity. The Portfolio's portfolio will consist substantially of the companies listed in the Dow Jones Industrial Average (DJIA)*, but the Portfolio is not limited in its investments to securities in the DJIA and will purchase securities of other issuers that meet its capitalization, earnings and other criteria for investment.Portfolio's common stock investments will be selected from a list of approximately 100 "corporate leaders" of commerce and industry, as determined by the Sub-Adviser. It is expected that all of the common stock held by the Portfolio will trade on the New York Stock Exchange and will represent dominant firms in their respective industries.

_____________________

     * Dow Jones Industrial Average and DJIA are trademarks of Dow Jones & Company, Inc. The Portfolio is neither sponsored by, nor affiliated with Dow Jones and Company, Inc.

The current list of "corporate leaders" which may be modified throughout the year is as follows:


CHEMICAL & FERTILIZERS
------------------------
                          - Du Pont (E.I. deNemours)
                          - Hercules Inc.
                          - Lubrizol Corp.
                          - Morton International
                          - Union Carbide Corp.

COMMUNICATIONS            - AT & T
------------------------
                          - Cable & Wireless PLC
                          - Motorola Inc.
                          - Polygram NV
                          - Telecom of New Zealand

CONSUMER PRODUCTS      - American Brands, Inc.
------------------------
                          - Boise Cascade Corp.
                          - Bowater Inc.
                          - Coca Cola Co.
                          - Conagra
                          - Disney Co.
                          - Eastman Kodak Co.
                          - Federal Paper Board
                          - Gillette Co.
                          - International Paper Co.
                          - Minnesota Mining & Mfg.
                          - Pepsico
                          - Philip Morris Co. Inc.
                          - Procter & Gamble Co.
                          - Reynolds & Reynolds Co.
                          - Sara Lee Corp.
                          - Stone Container Corp.
                          - Union Camp Corp.

ELECTRICAL EQUIPMENT      - Avnet
------------------------
                          - Duracell International
                          - Eaton Corp.
                          - General Electric Co.
                          - Illinois Tool Works
                          - Medtronic
                          - Micron Technology Inc.
                          - Philips Electronics NV
                          - Tektronix
                          - Texas Instruments
                          - Westinghouse Electric

ENERGY                    - Columbia Gas System, Inc.
------------------------
                          - Enron Corp.
                          - Panhandle Eastern Corp. C12
                          - USX Marathon Group

FINANCIAL                 - American Express Co.
------------------------
                          - Bank of Boston Corp.
                          - Chemical Banking Corp.
                          - Federal Home Loan Mortgage
                          - Halliburton Co.
                          - MBNA Corp.
                          - Morgan & Co. (J.P.)
                          - Star Banc Corp.
                          - Travelers Inc.
                          - Wells Fargo & Co.

HEALTH                 - Abbott Laboratories
------------------------
                          - Merck + Co.  Inc.
                          - Mylan Laboratories
                          - Pfizer Inc.
                          - Schering Plough Corp.
                          - Johnson & Johnson

MISC. INDUSTRIAL       - Allied Signal, Inc.
------------------------
                          - Aluminum Co. of America
                          - Bethlehem Steel Corp.
                          - Black & Decker Corp.
                          - British Steel PLC ADR
                          - Caterpillar
                          - Cincinnati Milacron
                          - Deere & Co.
                          - Dover Corp.
                          - Goodrich Co. (BF)
                          - Goodyear Tire & Rubber
                          - Hewlett Packard Co.
                          - International Business Machines
                          - Parker Hannifin Corp.
                          - Sherwin Williams Co.
                          - Tenneco Inc.
                          - USX Corp. - US Steel

OIL INTERNATIONAL      - Chevron Corp.
------------------------
                          - Exxon Corp.
                          - Mobil Corp.
                          - Texaco
                          - Royal Dutch Petroleum
                          - Schlumberger

RAILROADS              - Burlington Northern/ Santa Fe
------------------------
                          - CSX Corp.
                          - Union Pacific Corp.

RETAILING              - McDonalds Corp.
------------------------
                          - Sears, Roebuck & Co.
                          - WalMart Stores

TRANSPORTATION EQUIPMENT  - Boeing Co.
------------------------
                          - Delta Air Lines
                          - General Motors Corp.
                          - McDonnell Douglas Corp.
                          - Trinity Industries
                          - United Technologies Corp.

UTILITIES              - Consolidated Edison Co. of NY
------------------------
                          - Duke Power
                          - Houston Industries
                          - Pacific Gas & Electric Co.
                          - Union Electric Company



The management of the Portfolio will diversify its investment portfolio broadly and selectively among issuers and among industries. It is not anticipated that the Portfolio's portfolio will include stocks of every company on the then currently approved list; it will be the function of the Sub-Adviser to invest and reinvest the Portfolio's assets in stocks selected as most conducive to the realization of the Portfolio's objectives. Of course, an investment in the Portfolio cannot eliminate the risks inherent in the ownership of common stocks, and there can be no guarantee that the Portfolio's objectives will be realized. However, the management of the Portfolio will seek through continuous supervision to minimize these risks and to increase the investor's opportunities for long-term capital growth.

The Portfolio's classification as a "non-diversified" series means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended ("1940 Act"). However, the Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which requires that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer counted for the purposes of this calculation only if the value thereof is not greater than 5% of the value of the Portfolio's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

TEMPORARY INVESTMENTS

In the event future economic or financial conditions adversely affect securities of the type described above, the Portfolio may invest up to 100% of its total assets in short-term money market securities. These short-term instruments include securities issued or guaranteed by the U.S. Government and its agencies, bankers' acceptances and repurchase agreements.

INVESTMENT RESTRICTIONS

The following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Portfolio present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares.

The Portfolio is a non-diversified series and

     1. with respect to 50% of its assets, the Portfolio will not at the time of purchase invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the United States Government);

     2. with respect to the other 50% of its assets, the Portfolio will not invest at the time of purchase more than 25% of the market value of its total assets in any single issuer.

These two restrictions, hypothetically, could give rise to a portfolio with as few as fourteen issues.

A complete list of all of the investment restrictions is contained in the SAI. The percentage restrictions referred to above as well as those described in the SAI are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

REPURCHASE AGREEMENTS

The Portfolio's investment portfolio may include repurchase agreements ("repos") with banks and dealers in U.S. Government securities. A repurchase agreement involves the purchase by the Portfolio of an investment contract from a bank or dealer in U.S. Government securities which contract is secured by debt securities whose value is equal to or greater than the value of the repurchase agreement including the agreed upon interest. The agreement provides that the institution will repurchase the underlying securities at an agreed upon time and price. The total amount received on repurchase would exceed the price paid by the Portfolio, reflecting an agreed upon rate of interest for the period from the date of the repurchase agreement to settlement date, and would not be related to the interest rate on the underlying securities. The difference between the total amount to be received upon the repurchase of the securities and the price paid by the Portfolio upon their acquisition is accrued daily as interest. If the institution defaults on the repurchase agreement, the Portfolio will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Portfolio may be delayed or limited and the Portfolio may incur additional costs. In such case the Portfolio will be subject to risks associated with changes in the market value of the collateral securities. The Portfolio intends to limit repurchase agreements to transactions with institutions believed by the Sub-Adviser to present minimal credit risk.

INVESTMENT RISKS

The Portfolio's portfolio is subject to market risk (i.e., the possibility that stock prices will decline over short, or even extended, periods). As indicated elsewhere herein, the Portfolio is classified as non-diversified for purposes of the 1940 Act. Since a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, the Portfolio's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

As described further under "Temporary Instruments", the Portfolio may, under certain circumstances, be invested in debt instruments. To the extent it is so invested, the value of the Portfolio's shares will fluctuate with the general level of interest rates. When interest rates decline, the value of an investment portfolio invested in fixed-income securities can be expected to rise. Conversely, when interest rates rise, the value of an investment portfolio invested in fixed-income securities can be expected to decline.

PORTFOLIO TURNOVER

In the selection of various securities, long-term potential will take precedence over short-term market fluctuations. While management maintains the flexibility to sell portfolio securities regardless of how long they have been held by the Portfolio, it is anticipated that the Portfolio's annual portfolio turnover rate will not exceed 100%. A rate of 100% could occur, for example, if all of the securities held by the Portfolio were replaced within a period of one year. High portfolio turnover rates can result in corresponding increases in brokerage costs.

                           MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under an Investment Advisory Agreement dated January 9, 1996, LPIMC Insurance Marketing Services, 1755 Creekside Oaks Drive, Sacramento, CA 95833 (the "Adviser"), manages the investment strategies and policies of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is a registered investment adviser organized under the laws of California. The Adviser is a wholly-owned subsidiary of the Life Company.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide such services required for effective administration of the Trust as are now provided by employees or other agents engaged by the Trust. The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust. The Investment Advisory Agreement provides that the Adviser may retain sub-advisers, at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios of the Trust.

As full compensation for its services under the Investment Advisory Agreement with respect to the Lexington Corporate Leaders Portfolio, the Trust will pay the Adviser a monthly fee at the following annual rates based on the average daily net assets of the Portfolio.


PORTFOLIO                              ADVISORY FEE
-------------------------------------  -------------------------------------

Lexington Corporate Leaders Portfolio  .65% of first $10 million of average daily net assets

                                       .60% of next $90 million of average
                                       daily net assets

                                       .55% of average daily net assets over
                                       and above $100 million.



ADVISORY FEE WAIVER

The Adviser has agreed to waive .25% of its advisory fee for the Portfolio for the initial six (6) months of the Portfolio's investment operations.

EXPENSE REIMBURSEMENT

The Life Company has voluntarily agreed to reimburse the Portfolio for certain expenses (excluding brokerage commissions and management fees) in excess of 1.29%. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolio. If expenses were not reimbursed, anticipated actual expenses would be approximately 1.74% for the year ending December 31, 1996.


ORGANIZATIONAL EXPENSES OF THE TRUST

The Life Company will pay for all organizational expenses of the Trust including contribution of the initial "seed money" to the Trust.

SUB-ADVISER

The Adviser has engaged the Sub-Adviser for the Portfolio to make investment decisions and place orders. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, the Portfolio's Sub-Adviser is responsible for the day to day investment management of the Portfolio, makes investment decisions for the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made as provided in a Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Trust.

The Sub-Adviser for the Portfolio is Lexington Management Corporation ("LMC"), P.O. Box 1515/Park 80 West Plaza Two, Saddle Brook, New Jersey 07663. LMC, established in 1938, currently manages over $3.8 billion in assets. LMC serves as investment adviser to other investment companies and private and institutional investment accounts. Included among these clients are persons and organizations which own significant amounts of capital stock of LMC's parent, Lexington Global Asset Managers, Inc. The clients pay fees which LMC considers comparable to the fees paid by similarly served clients.

LMC, as the owner of the service mark "Lexington" and "Corporate Leaders", has sublicensed the Portfolio to include the word "Lexington" and "Corporate Leaders" as part of its corporate name, subject to revocation by LMC in the event that the Portfolio ceases to engage LMC or its affiliates as sub-adviser. The Portfolio will be required upon demand of LMC to change its corporate name to delete the word "Lexington" and "Corporate Leaders" therefrom. The Sub-Advisory Agreement will thereupon automatically terminate and a new contract will, at such time, be submitted to a vote of the Portfolio's shareholders.

LMC is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., a Delaware corporation with offices at Park 80 West - Plaza Two, Saddle Brook, NJ 07663. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of outstanding shares of Lexington Global Asset Managers, Inc.

The Portfolio is managed by an investment management team. Lawrence Kantor is the lead manager. Mr. Kantor is Managing Director and Executive Vice President of LMC, as well as, Vice President and Director/Trustee of the Lexington Funds. He is also Executive Vice President of Lexington Global Asset Managers, Inc., LMC's parent. He has 25 years investment experience. Prior to joining LMC in 1984, Mr. Kantor was an officer of the Guardian Life Insurance Company of America and various affiliated companies which included registered investment companies, a broker-dealer, an investment adviser and a stock life insurance company. He was formerly an associate member of the New York Stock Exchange. Mr. Kantor is a graduate of Long Island University with a B.S. Degree and attended its Graduate School of Business.

SUB-ADVISORY FEES

Under the terms of the Sub-Advisory Agreement, the Adviser shall pay to the Sub-Adviser, as full compensation for services rendered under the Sub-Advisory Agreement with respect to the Portfolio, monthly fees at the following annual rates based on the average daily net assets of the Portfolio.

PORTFOLIO                              SUB-ADVISORY FEE
------------------------------------   ------------------------------------

Lexington Corporate Leaders Portfolio  .40% of first $10 million of average daily net assets.

                                       .35% of the next $90 million of
                                       average daily net assets

                                       .30% of average daily net assets
                                       over and above $100 million



                            SALES AND REDEMPTIONS

The Trust sells shares only to the separate accounts of the Life Company as a funding vehicle for the VA Contracts offered by the Life Company. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust will be passed through to the separate accounts of the Life Company, and therefore, will be ultimately borne by VA Contract owners. In addition, other fees and expenses will be assessed by the Life Company at the separate account level. (See the Prospectus for the VA Contract for a description of all fees and charges relating to the VA Contract.)

The separate account of the Life Company places orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of contributions to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts issued by the Life Company. Orders received by the Trust are effected on days on which the New York Stock Exchange is open for trading, at the net asset value per share next determined after receipt of the order. For orders received before 4:00 p.m. New York time, such purchases and redemptions of shares of each Portfolio are effected at the respective net asset values per share determined as of 4:00 p.m. New York time on that day. See "Net Asset Value", below and "Determination of Net Asset Value" in the Trust's SAI. Payment for redemptions will be made within seven days after receipt of a redemption request in good order. No fee is charged the separate account of the Life Company when it redeems Portfolio shares. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which makes the sale of portfolio securities or the determination of net asset value not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                               NET ASSET VALUE

Each Portfolio calculates the net asset value of its shares by dividing the total value of its assets (the securities held by the Portfolio, plus any cash or other assets, including interest and dividends accrued but not yet received), less its total liabilities, by the total number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (usually considered 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are valued using amortized cost, which the Trust's Board of Trustees has determined approximates market value. Amortized cost valuation means that a debt security with a maturity at purchase of 60 days or less is valued at its acquisition cost and a debt security originally purchased with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at their fair value following procedures approved by the Trust's Board of Trustees. See "Determination of Net Asset Value" in the SAI for a description of the special valuation procedures for options and futures contracts.

Certain Portfolios are expected to invest in foreign securities listed on foreign stock exchanges or debt securities of the United States and foreign governments and corporations. Some of these securities trade on days other than Business Days, as defined below. Foreign securities quoted in foreign currencies are translated into United States dollars at the exchange rates at 1:00 p.m. Eastern Time or at such other rates as a Sub-Adviser may determine to be appropriate in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the United States dollar will affect the net asset value of a Portfolio's shares even though there has not been any change in the market values of such securities.

Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closing of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the net asset value of the Portfolios. If an event materially affecting the value of such foreign securities occurs during such period of which a Sub-Adviser becomes aware, then such securities will be valued at fair value as determined in good faith, or in accordance with procedures adopted, by the Trust's Board of Trustees.

                           PERFORMANCE INFORMATION

Performance information for each of the Portfolios may also be presented from time to time in advertisements and sales literature. The Portfolios may advertise several types of performance information. These are the "yield," "average annual total return" and "aggregate total return". Each of these figures is based upon historical results and is not necessarily representative of the future performance of any Portfolio.yield of a Portfolio's shares is determined by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the net asset value per share at the end of the valuation period. The average annual total return and aggregate total return figures measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in, the Portfolio's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Portfolio's shares during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. For more information regarding the computation of yield, average annual total return and aggregate total return, see "Performance Information" in the SAI.

Any Portfolio performance information presented will also include performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts.

Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their Sub-Advisers by various publications and statistical services, including, for example, SEI, Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, Morningstar, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, Kiplinger's Personal Finance, and Financial Services Week. Any such comparisons or rankings are based on past performance and the statistical computation performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index.

                   TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

Each Portfolio of the Trust intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent that at least 90% of such income and gains are distributed to the separate account of the Life Company which hold its shares. For further information concerning federal income tax consequences for the holders of the VA Contracts of the Life Company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account to receive distributions in cash. The Life Company will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

                       ADDITIONAL INFORMATION

The Trust was established as a Massachusetts business trust
under the laws of Massachusetts by a Declaration of Trust dated January 23,
1995, as amended (the "Declaration  of  Trust").   Under  Massachusetts law,
shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights.

The Trust is authorized to subdivide each series (Portfolio) into two or more classes. Currently, shares of the Portfolios are divided into Class A and Class B. Each class of shares of a Portfolio is entitled to the same rights and privileges as all other classes of the Portfolio, provided however, that each class bears the expenses related to its distribution arrangements, as well as any other expenses attributable to the class and unrelated to managing the Portfolio's portfolio securities. Any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Through this Prospectus, the Trust offers Class A shares in the Portfolio.

The Trust's custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


                           STRONG GROWTH PORTFOLIO
                     LPT VARIABLE INSURANCE SERIES TRUST
                          1755 CREEKSIDE OAKS DRIVE
                        SACRAMENTO, CALIFORNIA  95833

                                CLASS A SHARES

LPT Variable Insurance Series Trust (the "Trust") is an open-end, series management investment company which currently offers shares of beneficial interest of eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE STRONG GROWTH PORTFOLIO ONLY. This Portfolio is currently available to the public only through variable annuity contracts ("VA Contracts") issued by London Pacific Life and Annuity Company ("Life Company").

Please read this Prospectus before investing in the Strong Growth Portfolio and keep it for future reference. The Prospectus contains information about the Strong Growth Portfolio that a prospective investor should know before investing.

A Statement of Additional Information ("SAI") dated February 9, 1996 is available without charge upon request and may be obtained by calling the Life Company at (800) 852-3152 or by writing to the Life Company's Annuity Service Center, P.O. Box 29564, Raleigh, North Carolina 27626. Some of the discussions contained in this Prospectus refer to the more detailed descriptions contained in the SAI, which is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PURCHASER OF A VA CONTRACT SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR HIS OR HER VA CONTRACT.

                    PROSPECTUS DATED February 9, 1996


                              TABLE OF CONTENTS
                                                                          PAGE

INVESTMENT OBJECTIVE AND POLICIES

IMPLEMENTATION OF POLICIES AND RISKS
Foreign Securities and Currencies
Foreign Investment Companies
Derivative Instruments
Illiquid Securities
Small Companies
Debt Obligations
Government Securities
When-Issued Securities
Portfolio Turnover

MANAGEMENT OF THE TRUST
Investment Adviser
Advisory Fee Waiver
Expense Reimbursement
Organizational Expenses of the Trust
Sub-Adviser
Sub-Advisory Fees

SALES AND REDEMPTIONS

NET ASSET VALUE

PERFORMANCE INFORMATION

TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

ADDITIONAL INFORMATION

                      INVESTMENT OBJECTIVE AND POLICIES

Each Portfolio of the Trust has a different investment objective or objectives which it pursues through separate investment policies. The investment objective of the Strong Growth Portfolio is not fundamental and may be changed without the approval of a majority of the outstanding shares of the Portfolio. All other investment policies or limitations, unless otherwise specifically stated, are non-fundamental and may be changed by the Trustees of the Trust without a vote of the shareholders. There is no assurance that the Portfolio will achieve its objective. A complete list of investment restrictions, including those restrictions which cannot be changed without shareholder approval, is contained in the SAI. United States Treasury Regulations applicable to portfolios that serve as the funding vehicles for variable annuity and variable life insurance contracts generally require that such portfolios invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. The Portfolio intends to comply with the requirements of these Regulations.

In order to comply with regulations which may be issued by the U.S. Treasury, the Trust may be required to limit the availability or change the investment policies of one or more Portfolios or to take steps to liquidate one or more Portfolios. The Trust will not change any fundamental investment policy of a Portfolio without a vote of shareholders of that Portfolio.

Except as otherwise noted herein, if the securities rating of a debt security held by the Portfolio declines below the minimum rating for securities in which the Portfolio may invest, the Portfolio will not be required to dispose of the security, but the Portfolio's Sub-Adviser will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

In implementing its investment objective and policies, the Portfolio uses a variety of instruments, strategies and techniques which are described in more detail in the SAI. With respect to the Portfolio's investment policies, use of the term "primarily" means that under normal circumstances, at least 65% of such Portfolio's assets will be invested as indicated. A description of the ratings systems used by the following nationally recognized statistical rating organizations ("NRSROs") is contained in the SAI: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), Thomson Bankwatch, Inc., IBCA Limited and IBCA Inc. New instruments, strategies and techniques, however, are evolving continually and the Portfolio reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. If new instruments, strategies or techniques would involve a material change to the information contained herein, they will not be purchased or implemented until this Prospectus is appropriately supplemented.

The Portfolio seeks capital growth. The Portfolio invests primarily in equity securities that the Sub-Adviser believes have above-average growth prospects.

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. While the emphasis of the Portfolio is clearly on equity securities, the Portfolio may invest a limited portion of its assets in debt obligations when the Sub-Adviser perceives that they are more attractive than stocks on a long-term basis. The Portfolio may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities. When the Sub-Adviser determines that market conditions warrant a temporary defensive position, the Portfolio may invest without limitation in cash and short-term fixed income securities. Although the debt obligations in which it invests will be primarily investment-grade, the Portfolio may invest up to 5% of its total assets in non-investment-grade debt obligations. (See "Implementation of Policies and Risks - Debt Obligations.")

The Portfolio may invest up to 15% of its total assets directly in the securities of foreign issuers. It may also invest without limitation in foreign securities in domestic markets through depositary receipts. However, as a matter of policy, the Sub-Adviser intends to limit total foreign exposure, including both direct investments and depositary receipts, to no more than 25% of the Portfolio's total assets. See "Implementation of Policies and Risks - Foreign Securities and Currencies" for the special risks associated with foreign investments.

The Portfolio will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. In identifying companies with favorable growth prospects, the Sub-Adviser ordinarily looks to certain other characteristics, such as the following:

     -- prospects for above-average sales and earnings growth;

     -- high return on invested capital;

     -- overall financial strength, including sound financial and accounting policies and a strong balance sheet;

     -- competitive advantages, including innovative products and service;

     -- effective research, product development, and marketing; and

     -- stable, capable management.

                     IMPLEMENTATION OF POLICIES AND RISKS

In addition to the Portfolio's investment policies described above (and subject to certain restrictions described herein), the Portfolio may invest in the following securities and employ the following investment techniques, some of which may present special risks as described below. The Portfolio may also engage in reverse repurchase agreements and mortgage dollar roll transactions. A more complete discussion of these securities and investment techniques and their associated risks is presented in the SAI.

FOREIGN SECURITIES AND CURRENCIES

The Portfolio may invest in foreign securities, either directly or indirectly through the use of depositary receipts. (See "Investment Objective and Policies.") Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities.

Foreign investments involve special risks, including:

     -- expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

     -- less extensive regulation of foreign brokers, securities markets, and issuers;

     -- less publicly available information and different accounting standards;

     -- costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

     -- diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. Although the Portfolio generally invests only in securities that are regularly traded on recognized exchanges or in over-the-counter markets, from time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

The Portfolio may invest in securities of issuers in developing or emerging markets and economies. Risks of investing in developing or emerging markets include:

     -- less social, political, and economic stability;

     -- smaller securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility;

     -- certain national policies that may restrict the Portfolio's investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Portfolio's loss of its entire investment in that market; and

     -- less developed legal structure governing private or foreign investments or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.


Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Portfolio could be significantly affected by changes in foreign currency exchange rates. The value of the Portfolio's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other political and economic conditions.Portfolio may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions for hedging or any other lawful purpose. (See "Derivative Instruments".)

FOREIGN INVESTMENT COMPANIES

Some of the countries in which the Portfolio invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the Investment Company Act of 1940 (the "1940 Act").

DERIVATIVE INSTRUMENTS

Derivative instruments may be used by the Portfolio for any lawful purpose consistent with the Portfolio's investment objective, including hedging or managing risk but not for speculation. Derivative instruments are securities or agreements whose value is derived from the value of some underlying asset, for example, securities, currencies, reference indexes, or commodities. Options, futures, and options on futures transactions are considered derivative transactions. Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The seller of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. In addition to options, futures, and options on futures transactions, derivative transactions may include short sales against the box, in which the Portfolio sells a security it owns for delivery at a future date; swaps, in which the two parties agree to exchange a series of cash flows in the future, such as interest-rate payments; interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; and interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor." Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

Derivative instruments may be exchange-traded or traded in over-the-counter transactions between private parties. Over-the-counter transactions are subject to the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. When required by SEC guidelines, the Portfolio will set aside permissible liquid assets or securities positions that substantially correlate to the market movements of the derivatives transactions in a segregated account to secure its obligations under derivative transactions. In order to maintain its required cover for a derivative transaction, the Portfolio may need to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.

The successful use of derivative transactions by the Portfolio is dependent upon the Sub-Adviser's ability to correctly anticipate trends in the underlying asset. To the extent that the Portfolio is engaging in derivative transactions other than for hedging purposes, the Portfolio's successful use of such transactions is more dependent upon the Sub-Adviser's ability to correctly anticipate such trends, since losses in these transactions may not be offset in gains in the Portfolio's investments or in lower purchase prices for assets it intends to acquire. The Sub-Adviser's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Portfolio. Hedging transactions are also subject to risks. If the Sub-Adviser incorrectly anticipates trends in the underlying asset, the Portfolio may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Portfolio's derivative transactions and the instruments being hedged.

ILLIQUID SECURITIES

The Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be considered liquid under guidelines adopted by the Trust's Board of Trustees.

SMALL COMPANIES

The Portfolio may, from time to time, invest a substantial portion of its assets in small companies. While smaller companies generally have potential for rapid growth, investments in smaller companies often involve greater risks than investments in larger, more established companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Portfolio may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in the Portfolio may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Sub-Adviser's research efforts may also play a greater role in selecting securities for the Portfolio than in a fund that invests in larger, more established companies.

DEBT OBLIGATIONS

IN GENERAL. Debt obligations in which the Portfolio may invest will primarily be investment grade debt obligations, although the Portfolio may invest up to 5% of its assets in non-investment grade debt obligations. The market value of all debt obligations is affected by changes in the prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decline, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

Investment-grade debt obligations include:

     -- bonds or bank obligations rated in one of the four highest rating categories of any NRSRO (e.g., BBB or higher by S&P);

     -- U.S. Government securities (as defined below);

     -- commercial paper rated in one of the three highest ratings categories of any NRSRO (e.g., A-3 or higher by S&P);

     -- short-term notes rated in one of the two highest rating categories
        (e.g., SP-2 or higher by S&P);

     -- short-term bank obligations that are rated in one of the three highest categories by any NRSRO (e.g., A-3 or higher by S&P), with respect to obligations maturing in one year or less;

     -- repurchase agreements involving investment-grade debt obligations; or

     -- unrated debt obligations which are determined by the Sub-Adviser to be of comparable quality.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Sub-Adviser to consider what action, if any, the Portfolio should take consistent with its investment objective. Securities rated in the fourth highest category (e.g., BBB by S&P), although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. Non-investment-grade debt obligations include:

     -- securities rated as low as C by S&P or their equivalents;

     -- commercial paper rated as low as C by S&P or its equivalents; and

     -- unrated debt securities judged to be of comparable quality by the Sub-
        Adviser.

GOVERNMENT SECURITIES. U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include, for example, obligations of the following:

     -- the Federal Housing Administration, Farmers Home Administration,
        Export- Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

     -- the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

     -- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and

     -- the Student Loan Marketing Association, the Interamerican Development
       Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

Although the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

WHEN-ISSUED SECURITIES

The Portfolio may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. Purchasing when-issued securities allows the Portfolio to lock in a fixed price or yield on a security it intends to purchase. However, when the Portfolio purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation.

The greater the Portfolio's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Portfolio. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Portfolio may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. When required by SEC guidelines, the Portfolio will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

PORTFOLIO TURNOVER

The annual portfolio turnover rate indicates changes in the Portfolio's investments. The turnover rate may vary from year to year, as well as within a year. It may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.The Portfolio will not generally trade in securities for short-term profits, but, when the Sub-Adviser determines that circumstances warrant, securities may be purchased and sold without regard to the length of time held. Under normal market conditions, it is anticipated that the rate of portfolio turnover of the Portfolio generally will not exceed 150%. However, this rate should not be considered as a limiting factor.

                           MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under an Investment Advisory Agreement dated January 9, 1996, LPIMC Insurance Marketing Services, 1755 Creekside Oaks Drive, Sacramento, CA 95833 (the "Adviser"), manages the investment strategies and policies of the Portfolios and the Trust, subject to the control of the Trustees.

The Adviser is a registered investment adviser organized under the laws of California. The Adviser is a wholly-owned subsidiary of the Life Company.

Under the Investment Advisory Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and implement those decisions. The Investment Advisory Agreement also provides that the Adviser shall manage the Trust's business and affairs and shall provide such services required for effective administration of the Trust as are now provided by employees or other agents engaged by the Trust. The Investment Advisory Agreement further provides that the Adviser shall furnish the Trust with office space and necessary personnel, pay ordinary office expenses, pay all executive salaries of the Trust and furnish, without expense to the Trust, the services of such members of its organization as may be duly elected officers or Trustees of the Trust. The Investment Advisory Agreement provides that the Adviser may retain sub-advisers, at the Adviser's own cost and expense, for the purpose of managing the investment of the assets of one or more Portfolios of the Trust.

As full compensation for its services under the Investment Advisory Agreement with respect to the Strong Growth Portfolio, the Trust will pay the Adviser a monthly fee at the following annual rates based on the average daily net assets of the Portfolio.


PORTFOLIO                ADVISORY FEE

Strong Growth Portfolio  .75% of first $150 million of
                         average daily net assets

                         .70% of next $350 million of average
                         daily net assets

                         .65% of average daily net assets
                         over and above $500 million.



ADVISORY FEE WAIVER

The Adviser has agreed to waive .25% of its advisory fee for the Portfolio for the initial six (6) months of the Portfolio's investment operations.

EXPENSE REIMBURSEMENT

The Life Company has voluntarily agreed to reimburse the Portfolio for certain expenses (excluding brokerage commissions and management fees) in excess of 1.29%. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolio. If expenses were not reimbursed, anticipated actual expenses would be approximately 1.91% for the year ending December 31, 1996.

ORGANIZATIONAL EXPENSES OF THE TRUST

The Life Company will pay for all organizational expenses of the Trust including contribution of the initial "seed money" to the Trust.

SUB-ADVISER

The Adviser has engaged the Sub-Adviser for the Portfolio to make investment decisions and place orders. In accordance with the Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, the Portfolio's Sub-Adviser is responsible for the day to day investment management of the Portfolio, makes investment decisions for the Portfolio and places orders on behalf of the Portfolio to effect the investment decisions made as provided in a Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Trust.

The Sub-Adviser for the Portfolio is Strong Capital Management, Inc., P.O. Box 2936, Milwaukee, WI 53201-2936.

The Sub-Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for mutual funds, individuals, and institutional accounts, such as pension funds and profit-sharing plans. As of December 30, 1995, the Sub-Adviser had approximately $16 billion under management. Mr. Richard S. Strong is the controlling shareholder of the Sub-Adviser. The Sub-Adviser also acts as investment adviser for each of the mutual funds comprising the Strong Family of Funds.

Ronald C. Ognar is the portfolio manager of the Sub-Adviser for the Portfolio. Mr. Ognar, a Chartered Financial Analyst with more than 25 years of investment experience, joined the Sub-Adviser in April 1993 after two years as a principal and portfolio manager with RCM Capital Management. For approximately three years prior to that, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank in Chicago after serving two years in the U.S. Army. He received his bachelor's degree in accounting from the University of Illinois in 1968.

SUB-ADVISORY FEES

Under the terms of the Sub-Advisory Agreement, the Adviser shall pay to the Sub-Adviser, as full compensation for services rendered under the Sub-Advisory Agreement with respect to the Portfolio, monthly fees at the following annual rates based on the average daily net assets of the Portfolio.


PORTFOLIO                SUB-ADVISORY FEE

Strong Growth Portfolio  .50% of first $150 million of
                         average daily net assets.

                         .45% of the next $350 million of
                         average daily net assets

                         .40% of average daily net assets
                         over and above $500 million



                            SALES AND REDEMPTIONS

The Trust sells shares only to the separate accounts of the Life Company as a funding vehicle for the VA Contracts offered by the Life Company. No fee is charged upon the sale or redemption of the Trust's shares. Expenses of the Trust will be passed through to the separate accounts of the Life Company, and therefore, will be ultimately borne by VA Contract owners. In addition, other fees and expenses will be assessed by the Life Company at the separate account level. (See the Prospectus for the VA Contract for a description of all fees and charges relating to the VA Contract.)

The separate account of the Life Company places orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of contributions to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts issued by the Life Company. Orders received by the Trust are effected on days on which the New York Stock Exchange is open for trading, at the net asset value per share next determined after receipt of the order. For orders received before 4:00 p.m. New York time, such purchases and redemptions of shares of each Portfolio are effected at the respective net asset values per share determined as of 4:00 p.m. New York time on that day. See "Net Asset Value", below and "Determination of Net Asset Value" in the Trust's SAI. Payment for redemptions will be made within seven days after receipt of a redemption request in good order. No fee is charged the separate account of the Life Company when it redeems Portfolio shares. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which makes the sale of portfolio securities or the determination of net asset value not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Trust; or (iv) at any time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                               NET ASSET VALUE

Each Portfolio calculates the net asset value of its shares by dividing the total value of its assets (the securities held by the Portfolio, plus any cash or other assets, including interest and dividends accrued but not yet received), less its total liabilities, by the total number of shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (usually considered 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are valued using amortized cost, which the Trust's Board of Trustees has determined approximates market value. Amortized cost valuation means that a debt security with a maturity at purchase of 60 days or less is valued at its acquisition cost and a debt security originally purchased with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at their fair value following procedures approved by the Trust's Board of Trustees. See "Determination of Net Asset Value" in the SAI for a description of the special valuation procedures for options and futures contracts.

Certain Portfolios are expected to invest in foreign securities listed on foreign stock exchanges or debt securities of the United States and foreign governments and corporations. Some of these securities trade on days other than Business Days, as defined below. Foreign securities quoted in foreign currencies are translated into United States dollars at the exchange rates at 1:00 p.m. Eastern Time or at such other rates as a Sub-Adviser may determine to be appropriate in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the United States dollar will affect the net asset value of a Portfolio's shares even though there has not been any change in the market values of such securities.

Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets.
 However, events affecting the values of such foreign securities may occasionally occur between the earlier closing of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the net asset value of the Portfolios. If an event materially affecting the value of such foreign securities occurs during such period of which a Sub-Adviser becomes aware, then such securities will be valued at fair value as determined in good faith, or in accordance with procedures adopted, by the Trust's Board of Trustees.

                           PERFORMANCE INFORMATION

Performance information for each of the Portfolios may also be presented from time to time in advertisements and sales literature. The Portfolios may advertise several types of performance information. These are the "yield," "average annual total return" and "aggregate total return". Each of these figures is based upon historical results and is not necessarily representative of the future performance of any Portfolio.

The yield of a Portfolio's shares is determined by annualizing net investment income earned per share for a stated period (normally one month or thirty days) and dividing the result by the net asset value per share at the end of the valuation period. The average annual total return and aggregate total return figures measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in, the Portfolio's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Portfolio's shares during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio). Average annual total return figures are annualized and, therefore, represent the average annual percentage change over the period in question. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. For more information regarding the computation of yield, average annual total return and aggregate total return, see "Performance Information" in the SAI.

Any Portfolio performance information presented will also include performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts.

Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their Sub-Advisers by various publications and statistical services, including, for example, SEI, Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, Morningstar, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, Kiplinger's Personal Finance, and Financial Services Week. Any such comparisons or rankings are based on past performance and the statistical computation performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index.

Although the Strong Growth Portfolio is newly-organized and does not yet have its own performance record, it has the same investment objective and follows substantially the same investment strategies as the Strong Growth Fund, a mutual fund whose shares are sold to the public. The Sub-Adviser for the Strong Growth Portfolio is the investment adviser of the Strong Growth Fund.

Set forth below is the historical performance of the Strong Growth Fund. Investors should not consider this performance data as an indication of the future performance of the Strong Growth Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Strong Growth Fund, and not those to be paid by the Portfolio. The figures also do not reflect the deduction of any insurance fees or charges which are imposed by the Life Company in connection with its sale of VA Contracts. Investors should refer to the separate account prospectus describing the VA Contracts for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the Portfolio. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Strong Growth Portfolio to calculate its own performance.

The following table shows the average annualized total returns for the fiscal year ended December 31, 1995, of a 1-year investment and of an investment since inception in the Strong Growth Fund, as well as a comparison with the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of the stock market.


                                            SINCE       INCEPTION
FUND                               1 YEAR   INCEPTION   DATE

Strong Growth Fund                 41.00%    28.59%    12/31/93

Standard & Poor's 500 Stock Index  37.58%    18.07%    From 1/1/94



                   TAX STATUS, DIVIDENDS, AND DISTRIBUTIONS

Each Portfolio of the Trust intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent that at least 90% of such income and gains are distributed to the separate account of the Life Company which hold its shares. For further information concerning federal income tax consequences for the holders of the VA Contracts of the Life Company, investors should consult the prospectus used in connection with the issuance of their VA Contracts.

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account to receive distributions in cash. The Life Company will be informed at least annually about the amount and character of distributions from the Trust for federal income tax purposes.

                            ADDITIONAL INFORMATION

The Trust was established as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 23, 1995, as amended (the "Declaration of Trust"). Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Trust property or the acts, obligations, or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Portfolio's property of any shareholder of that Portfolio held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust has an unlimited authorized number of shares of beneficial interest. Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable, and, in liquidation of a Portfolio, shareholders of the Portfolio are entitled to receive pro rata the net assets of the Portfolio. Although no Portfolio is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders have no preemptive rights.

The Trust is authorized to subdivide each series (Portfolio) into two or more classes. Currently, shares of the Portfolios are divided into Class A and Class B. Each class of shares of a Portfolio is entitled to the same rights and privileges as all other classes of the Portfolio, provided however, that each class bears the expenses related to its distribution arrangements, as well as any other expenses attributable to the class and unrelated to managing the Portfolio's portfolio securities. Any matter that affects only the holders of a particular class of shares may be voted on only by such shareholders. Through this Prospectus, the Trust offers Class A shares in the Portfolio.

The Trust's custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.